Vanguard® Institutional Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Basic Materials (1.8%)
	Linde plc	223,443	110,774
	Newmont Corp. (XNYS)	523,615	56,681
	Freeport-McMoRan Inc.	694,417	40,818
	Ecolab Inc.	122,418	32,566
	Air Products & Chemicals Inc.	107,736	31,296
	Fastenal Co.	556,691	25,830
	Nucor Corp.	103,931	17,575
	Steel Dynamics Inc.	67,314	12,116
	Royal Gold Inc.	40,726	10,364
	Albemarle Corp.	56,755	10,189
	LyondellBasell Industries NV Class A	123,894	9,981
	CF Industries Holdings Inc.	73,945	9,601
	International Paper Co.	254,131	9,072
	Carpenter Technology Corp.	22,819	8,994
	International Flavors & Fragrances Inc.	116,491	8,451
	Alcoa Corp.	126,917	8,418
*	RBC Bearings Inc.	15,169	8,239
	Reliance Inc.	24,911	7,571
	Avery Dennison Corp.	36,831	6,360
	Mueller Industries Inc.	53,473	5,925
	Solstice Advanced Materials Inc.	76,522	5,828
	Hecla Mining Co.	305,163	5,685
*	Coeur Mining Inc.	278,874	5,234
	Eastman Chemical Co.	54,139	4,132
	Element Solutions Inc.	116,266	3,969
	Mosaic Co.	152,143	3,880
*	MP Materials Corp.	76,257	3,680
	Celanese Corp.	54,366	3,576
	Commercial Metals Co.	52,951	3,253
*	Uranium Energy Corp.	231,525	3,126
	Timken Co.	29,685	2,985
	Hexcel Corp.	36,274	2,936
	Balchem Corp.	15,226	2,580
	UFP Industries Inc.	26,789	2,468
	NewMarket Corp.	3,824	2,451
*	Cleveland-Cliffs Inc.	273,074	2,307
*	Energy Fuels Inc.	113,907	2,079
	Cabot Corp.	25,253	1,902
	Westlake Corp.	15,161	1,771
	Sensient Technologies Corp.	20,425	1,765
*	Perimeter Solutions Inc.	67,926	1,659
*	Century Aluminum Co.	27,931	1,639
	Olin Corp.	54,276	1,614
	Chemours Co.	72,921	1,606
	Avient Corp.	43,233	1,569
	Materion Corp.	10,107	1,462
	Hawkins Inc.	9,336	1,434
*	USA Rare Earth Inc.	94,330	1,428
	Scotts Miracle-Gro Co.	21,276	1,294
*	Ingevity Corp.	16,539	1,178
	Ashland Inc.	20,889	1,162
	Minerals Technologies Inc.	15,585	1,105
	Huntsman Corp.	81,858	1,089
	FMC Corp.	61,305	1,056
	Innospec Inc.	11,525	842
	Kaiser Aluminum Corp.	6,744	813
	Quaker Chemical Corp.	6,518	810
*	Hycroft Mining Holding Corp. Class A	22,834	804
*	Ecovyst Inc.	56,623	728
	Sylvamo Corp.	15,323	647

		Shares	Market Value ($000)
*	Ivanhoe Electric Inc.	52,166	617
	Worthington Steel Inc.	18,552	563
	Stepan Co.	10,544	527
	Tronox Holdings plc	53,149	519
*,1	US Antimony Corp.	59,106	516
*	i-80 Gold Corp.	331,577	504
	Ryerson Holding Corp.	22,113	497
*	Compass Minerals International Inc.	20,539	480
*	LSB Industries Inc.	26,690	398
	Koppers Holdings Inc.	9,663	374
*	Rayonier Advanced Materials Inc.	32,703	362
*	Dakota Gold Corp.	69,059	349
*	NWPX Infrastructure Inc.	4,371	340
	AdvanSix Inc.	12,617	308
*	Intrepid Potash Inc.	6,539	280
*	Ur-Energy Inc.	179,872	268
*	Metallus Inc.	15,642	256
	Mativ Holdings Inc.	28,931	252
*	ASP Isotopes Inc.	49,304	218
*	Idaho Strategic Resources Inc.	6,349	204
*	American Battery Technology Co.	66,522	186
*	Alto Ingredients Inc.	36,043	174
*	Magnera Corp.	18,003	171
*	Contango Silver & Gold Inc.	6,917	130
*	Clearwater Paper Corp.	7,167	103
*	Tredegar Corp.	12,894	102
*	Gold Resource Corp.	76,570	92
*	Perma-Pipe International Holdings Inc.	2,910	87
*	US Gold Corp.	5,405	82
*	Comstock Inc.	26,854	82
	Omega Flex Inc.	2,473	77
	Friedman Industries Inc.	4,101	73
*	GrafTech International Ltd.	10,499	71
*	Ascent Industries Co.	4,767	63
*	Paramount Gold Nevada Corp.	37,711	63
*	Westwater Resources Inc.	95,238	62
*	Ampco-Pittsburgh Corp.	8,333	56
*	American Vanguard Corp.	16,868	42
*	CPS Technologies Corp.	8,850	33
*	Unifi Inc.	8,861	32
*	Solesence Inc.	8,543	8
			529,988
Consumer Discretionary (13.5%)
*	Amazon.com Inc.	4,656,176	969,742
*	Tesla Inc.	1,356,683	504,347
	Walmart Inc.	2,112,433	262,533
	Costco Wholesale Corp.	213,785	213,022
*	Netflix Inc.	2,035,319	195,696
	Home Depot Inc.	479,670	157,759
	McDonald's Corp.	342,510	106,449
	TJX Cos. Inc.	535,737	85,557
	Walt Disney Co.	854,018	82,310
*	Uber Technologies Inc.	991,816	71,341
	Booking Holdings Inc.	15,264	64,266
	Lowe's Cos. Inc.	270,346	63,877
	Starbucks Corp.	549,685	49,246
*	O'Reilly Automotive Inc.	407,195	37,588
	Ross Stores Inc.	156,060	33,807
	Hilton Worldwide Holdings Inc.	110,505	33,602
	Marriott International Inc. Class A	102,202	33,427
	General Motors Co.	436,803	32,542
	Royal Caribbean Cruises Ltd.	117,077	32,217
*	Warner Bros Discovery Inc.	1,135,504	31,181
	NIKE Inc. Class B	577,891	30,524
*	AutoZone Inc.	7,968	26,914
	Target Corp.	217,983	26,420
	Electronic Arts Inc.	120,961	24,660
*	Airbnb Inc. Class A	184,301	23,274
	Ford Motor Co.	1,884,918	21,752

		Shares	Market Value ($000)
	Delta Air Lines Inc.	316,076	21,013
	Yum! Brands Inc.	134,231	20,870
*	Carvana Co.	65,198	20,497
*	Chipotle Mexican Grill Inc.	625,650	20,027
	eBay Inc.	215,261	19,593
	Garmin Ltd.	78,668	18,252
	DR Horton Inc.	125,071	17,162
*	Roblox Corp. Class A	302,240	17,095
*	Take-Two Interactive Software Inc.	84,370	16,663
*	United Airlines Holdings Inc.	157,975	14,545
*	Copart Inc.	419,353	13,923
	Carnival Corp.	534,572	13,835
	Tapestry Inc.	97,236	13,721
	Expedia Group Inc.	56,329	13,006
	Dollar General Corp.	106,153	12,604
*	Live Nation Entertainment Inc.	79,107	12,065
	Tractor Supply Co.	252,364	11,432
	Omnicom Group Inc.	148,706	11,199
*	Ulta Beauty Inc.	21,321	11,145
	Darden Restaurants Inc.	55,270	10,835
	PulteGroup Inc.	91,718	10,787
	Williams-Sonoma Inc.	57,152	10,421
*	Dollar Tree Inc.	90,735	9,936
*	Burlington Stores Inc.	30,391	9,889
*	Liberty Media Corp.-Liberty Formula One Class C	109,286	9,291
	Southwest Airlines Co.	235,960	8,865
	RB Global Inc. (XTSE)	89,104	8,541
*	NVR Inc.	1,294	8,527
	Estee Lauder Cos. Inc. Class A	118,278	8,489
	Rollins Inc.	149,882	8,005
	Las Vegas Sands Corp.	145,818	7,857
*	Lululemon Athletica Inc.	51,132	7,828
	Lennar Corp. Class A	87,174	7,570
*	Aptiv plc	102,270	7,102
	Somnigroup International Inc.	95,965	7,094
	Genuine Parts Co.	66,476	7,030
*	Flutter Entertainment plc	67,224	6,853
*	Deckers Outdoor Corp.	68,103	6,816
*	Rivian Automotive Inc. Class A	443,348	6,672
	Hasbro Inc.	67,850	6,351
	New York Times Co. Class A	74,918	6,273
	Best Buy Co. Inc.	97,382	6,252
*	BJ's Wholesale Club Holdings Inc.	62,752	6,176
	Toll Brothers Inc.	45,199	6,168
	Ralph Lauren Corp.	17,750	6,106
	Dick's Sporting Goods Inc.	30,416	6,031
*	Five Below Inc.	26,385	6,028
	TKO Group Holdings Inc.	29,770	6,003
	News Corp. Class A	228,187	5,689
	BorgWarner Inc. (XNYS)	99,982	5,425
	Domino's Pizza Inc.	14,730	5,285
	Service Corp. International	63,982	5,279
	Texas Roadhouse Inc.	31,688	5,233
	Fox Corp. Class A	88,330	5,158
	Aramark	126,058	5,110
*	DraftKings Inc. Class A	224,588	4,856
*	Trade Desk Inc. Class A	212,453	4,821
*	GameStop Corp. Class A	192,821	4,443
*	Norwegian Cruise Line Holdings Ltd.	217,742	4,072
	Murphy USA Inc.	7,953	3,929
*	Cava Group Inc.	47,258	3,823
	Wynn Resorts Ltd.	37,364	3,794
*	Wayfair Inc. Class A	49,905	3,753
	LKQ Corp.	121,864	3,579
*	American Airlines Group Inc.	316,446	3,399
	VF Corp.	189,272	3,216
	Pool Corp.	15,619	3,160
*	MGM Resorts International	85,055	3,148
*	Chewy Inc. Class A	114,268	3,085
*	Dutch Bros Inc. Class A	60,672	3,074

		Shares	Market Value ($000)
*	AutoNation Inc.	15,701	3,066
*	CarMax Inc.	72,863	3,030
	Fox Corp. Class B	56,732	3,012
*	Brinker International Inc.	20,829	2,974
	Wyndham Hotels & Resorts Inc.	36,409	2,958
	Lear Corp.	24,263	2,938
*	SiteOne Landscape Supply Inc.	21,520	2,865
*	Planet Fitness Inc. Class A	38,044	2,830
	Gap Inc.	116,080	2,809
	Lithia Motors Inc.	11,114	2,775
*	Madison Square Garden Sports Corp.	8,473	2,723
*	Ollie's Bargain Outlet Holdings Inc.	29,533	2,718
	Hyatt Hotels Corp. Class A	18,603	2,675
*	Floor & Decor Holdings Inc. Class A	51,726	2,628
*	Versant Media Group Inc.	69,535	2,574
*	Liberty Live Holdings Inc. Class C	27,108	2,551
*	Taylor Morrison Home Corp.	43,736	2,547
	Churchill Downs Inc.	28,239	2,537
	Nexstar Media Group Inc.	13,893	2,512
*	Caesars Entertainment Inc.	92,057	2,433
*	Lyft Inc. Class A	180,791	2,405
	U-Haul Holding Co.	53,406	2,386
	Gentex Corp.	106,338	2,323
	Boyd Gaming Corp.	28,013	2,302
	Vail Resorts Inc.	17,923	2,300
*	Mattel Inc.	157,888	2,294
	Atmus Filtration Technologies Inc.	38,865	2,206
	Macy's Inc.	121,491	2,198
*	Boot Barn Holdings Inc.	14,722	2,155
*	Etsy Inc.	43,112	2,155
*	Grand Canyon Education Inc.	12,607	2,144
*	Bright Horizons Family Solutions Inc.	25,848	2,123
*	Laureate Education Inc.	59,496	2,073
	Wingstop Inc.	13,329	2,066
	Sirius XM Holdings Inc.	88,222	2,036
*	Valvoline Inc.	60,285	2,030
*	Alaska Air Group Inc.	55,143	2,028
*	Champion Homes Inc.	27,022	2,010
*	Abercrombie & Fitch Co. Class A	21,534	1,968
	Rush Enterprises Inc. Class A	29,511	1,951
	PriceSmart Inc.	12,929	1,946
	Thor Industries Inc.	24,171	1,931
	H&R Block Inc.	60,333	1,915
	Dana Inc.	56,597	1,904
*	Urban Outfitters Inc.	29,943	1,897
	Kontoor Brands Inc.	26,899	1,891
	Travel & Leisure Co.	27,007	1,869
*	Crocs Inc.	22,344	1,855
*	Asbury Automotive Group Inc.	9,434	1,843
	Bath & Body Works Inc.	98,152	1,832
*	Frontdoor Inc.	34,608	1,829
*	Cavco Industries Inc.	3,736	1,809
*	Victoria's Secret & Co.	38,481	1,784
*	Duolingo Inc.	18,028	1,777
	Meritage Homes Corp.	28,699	1,775
*	Covista Inc.	15,320	1,766
	Academy Sports & Outdoors Inc.	31,247	1,764
*	SkyWest Inc.	19,089	1,753
	Group 1 Automotive Inc.	5,300	1,752
	Warner Music Group Corp. Class A	67,540	1,725
*	Tri Pointe Homes Inc.	36,854	1,722
*	Life Time Group Holdings Inc.	63,169	1,702
*	Stride Inc.	19,106	1,685
*	Shake Shack Inc. Class A	18,661	1,651
*	e.l.f. Beauty Inc.	27,108	1,643
	Whirlpool Corp.	30,461	1,642
	Graham Holdings Co. Class B	1,549	1,638
	Signet Jewelers Ltd.	18,652	1,579
	Advance Auto Parts Inc.	29,108	1,535
	Lennar Corp. Class B	18,252	1,535

		Shares	Market Value ($000)
*	Sphere Entertainment Co.	12,813	1,504
*	OPENLANE Inc.	50,992	1,486
	PVH Corp.	21,174	1,477
*	M/I Homes Inc.	11,941	1,462
	LCI Industries	11,873	1,460
	Cinemark Holdings Inc.	49,971	1,425
	Polaris Inc.	25,808	1,407
*	QuantumScape Corp.	216,091	1,379
*	Dorman Products Inc.	13,145	1,372
	Paramount Skydance Corp. Class B	151,688	1,368
	KB Home	26,053	1,348
*	YETI Holdings Inc.	36,529	1,337
	Red Rock Resorts Inc. Class A	24,870	1,327
	Choice Hotels International Inc.	12,154	1,258
	American Eagle Outfitters Inc.	71,666	1,197
	Phinia Inc.	17,473	1,196
	Penske Automotive Group Inc.	7,870	1,177
	Cheesecake Factory Inc.	21,234	1,163
	Steven Madden Ltd.	34,144	1,158
	Acushnet Holdings Corp.	12,303	1,150
*,1	Avis Budget Group Inc.	7,855	1,146
	Visteon Corp.	12,547	1,143
	Perdoceo Education Corp.	30,611	1,139
	HNI Corp.	33,118	1,106
*	Lionsgate Studios Corp.	114,806	1,101
*	Madison Square Garden Entertainment Corp.	18,522	1,091
*	Hilton Grand Vacations Inc.	27,600	1,080
	Harley-Davidson Inc.	52,082	1,053
*	Rush Street Interactive Inc.	47,736	1,038
*	Liberty Live Holdings Inc. Class A	11,054	1,013
*	National Vision Holdings Inc.	38,998	1,010
*	RH	7,030	983
*	Knowles Corp.	37,736	969
*	Capri Holdings Ltd.	54,812	966
*	Green Brick Partners Inc.	14,828	956
*	Callaway Golf Co.	68,710	954
*	Atlanta Braves Holdings Inc. Class C	22,324	953
	Marriott Vacations Worldwide Corp.	14,433	940
*	Penn Entertainment Inc.	61,035	917
*	Universal Technical Institute Inc.	24,623	889
*	Liberty Media Corp.-Liberty Formula One Class A	11,224	876
*	Goodyear Tire & Rubber Co.	126,966	842
*	Under Armour Inc. Class C	145,133	840
	Levi Strauss & Co. Class A	44,652	826
	Strategic Education Inc.	9,874	819
*	Peloton Interactive Inc. Class A	187,437	804
	Dillard's Inc. Class A	1,377	788
	Buckle Inc.	15,331	772
*	Sonos Inc.	56,361	755
	Interparfums Inc.	8,187	744
*	Six Flags Entertainment Corp.	41,744	741
*	Red Cat Holdings Inc.	55,179	722
	Worthington Enterprises Inc.	13,807	720
*	Central Garden & Pet Co. Class A	21,926	711
	Newell Brands Inc.	205,722	706
	Century Communities Inc.	12,148	697
	Interface Inc.	27,769	692
*	Arlo Technologies Inc.	47,221	672
	Kohl's Corp.	50,625	653
	John Wiley & Sons Inc. Class A	17,129	653
	Winmark Corp.	1,527	653
	Wolverine World Wide Inc.	39,760	649
*	JetBlue Airways Corp.	145,837	645
*	Figs Inc. Class A	43,605	644
	News Corp. Class B	22,335	637
	Carter's Inc.	17,586	629
*	Dauch Corp.	103,859	616
	La-Z-Boy Inc.	19,170	616
	Monarch Casino & Resort Inc.	6,310	603
*	Sally Beauty Holdings Inc.	43,546	603

		Shares	Market Value ($000)
*	TripAdvisor Inc.	56,547	603
*	Allegiant Travel Co.	7,393	599
	Leggett & Platt Inc.	60,521	598
	Columbia Sportswear Co.	10,873	596
*,1	Lucid Group Inc.	61,413	585
*	Lincoln Educational Services Corp.	14,267	580
	Wendy's Co.	77,335	537
	Papa John's International Inc.	15,440	500
	G-III Apparel Group Ltd.	17,930	497
	MillerKnoll Inc.	34,308	496
	PROG Holdings Inc.	17,286	496
*	XPEL Inc.	11,107	492
	Upbound Group Inc.	27,192	491
*	USA TODAY Co. Inc.	68,492	483
*	RealReal Inc.	52,649	478
	Sonic Automotive Inc. Class A	6,870	471
*	American Public Education Inc.	8,096	461
*	Sun Country Airlines Holdings Inc.	26,650	440
*	Global Business Travel Group I	77,857	434
*	Coursera Inc.	70,917	413
*	Pursuit Attractions & Hospitality Inc.	11,131	408
*	Revolve Group Inc.	17,802	403
*	Lindblad Expeditions Holdings Inc.	22,906	396
	Gold.com Inc.	9,840	394
*	Gentherm Inc.	14,034	390
*	Eastman Kodak Co.	42,898	388
	Winnebago Industries Inc.	12,524	388
*	LGI Homes Inc.	9,789	387
*	First Watch Restaurant Group Inc.	36,245	380
	Standard Motor Products Inc.	10,755	374
	Scholastic Corp.	9,385	367
*	Mister Car Wash Inc.	51,757	361
*	Driven Brands Holdings Inc.	28,588	360
*	ACV Auctions Inc. Class A	82,653	350
*	Coty Inc. Class A	173,454	349
	Matthews International Corp. Class A	13,259	342
*	Accel Entertainment Inc.	30,946	338
*	BJ's Restaurants Inc.	9,556	335
*	United Parks & Resorts Inc.	10,010	327
*	Fox Factory Holding Corp.	19,530	321
	Cracker Barrel Old Country Store Inc.	11,208	315
*	QuinStreet Inc.	26,153	314
	Sturm Ruger & Co. Inc.	7,820	314
	Smith & Wesson Brands Inc.	21,822	313
	Carriage Services Inc.	6,751	308
*	Stagwell Inc.	48,990	308
*	Liquidity Services Inc.	10,056	307
*	Clear Channel Outdoor Holdings Inc.	123,578	293
*,1	Hertz Global Holdings Inc.	63,157	291
	Golden Entertainment Inc.	10,238	273
*	Sabre Corp.	186,933	271
*	Beazer Homes USA Inc.	13,951	268
	Ethan Allen Interiors Inc.	11,933	266
*	Portillo's Inc. Class A	49,866	264
*	AMC Entertainment Holdings Inc. Class A	258,634	253
*	MarineMax Inc.	9,153	248
*	ThredUP Inc. Class A	75,279	247
	Oxford Industries Inc.	6,379	246
*	Sweetgreen Inc. Class A	47,446	246
*	Hovnanian Enterprises Inc. Class A	2,181	242
*	Cooper-Standard Holdings Inc.	8,624	240
*	Udemy Inc.	51,765	239
*	Kura Sushi USA Inc. Class A	3,313	231
*	Malibu Boats Inc. Class A	8,843	229
	Monro Inc.	14,116	226
	Rocky Brands Inc.	5,820	225
	Global Industrial Co.	7,143	225
	Sinclair Inc.	17,313	224
	Build-A-Bear Workshop Inc.	5,949	223
	Marcus Corp.	12,690	218

		Shares	Market Value ($000)
*	Atlanta Braves Holdings Inc. Class A	4,515	213
*	Unusual Machines Inc.	17,028	211
	Bloomin' Brands Inc.	37,326	202
	Camping World Holdings Inc. Class A	28,975	198
*	Cars.com Inc.	23,740	193
	Rush Enterprises Inc. Class B	2,993	193
*	McGraw Hill Inc.	13,982	192
*	Daily Journal Corp.	396	191
*	El Pollo Loco Holdings Inc.	13,066	181
*	Clean Energy Fuels Corp.	72,373	179
	Caleres Inc.	16,862	178
*	Dream Finders Homes Inc. Class A	12,624	176
*	iHeartMedia Inc. Class A	57,474	168
	Gray Media Inc.	38,307	166
*	Stitch Fix Inc. Class A	49,885	165
*	Helen of Troy Ltd.	11,217	162
	Haverty Furniture Cos. Inc.	7,606	161
	Arhaus Inc.	23,748	161
*	Genesco Inc.	5,529	160
*	Central Garden & Pet Co.	4,329	159
	Movado Group Inc.	6,457	158
*	Dave & Buster's Entertainment Inc.	14,117	153
*	Savers Value Village Inc.	20,546	153
*	Boston Omaha Corp. Class A	13,006	152
	Shoe Carnival Inc.	9,489	148
*	MNTN Inc. Class A	16,793	148
*	Frontier Group Holdings Inc.	40,655	144
	Krispy Kreme Inc.	42,492	144
*	Strattec Security Corp.	1,814	142
	Dine Brands Global Inc.	5,373	141
*	Turtle Beach Corp.	13,793	140
*	America's Car-Mart Inc.	10,943	139
*	MasterCraft Boat Holdings Inc.	6,720	138
*	Fossil Group Inc.	31,352	135
	Arko Corp.	24,317	135
*	Bed Bath & Beyond Inc.	28,924	134
*	Corsair Gaming Inc.	24,202	134
*	Citi Trends Inc.	2,947	128
	Nathan's Famous Inc.	1,272	128
*	Latham Group Inc.	23,834	128
*	AMC Networks Inc. Class A	18,298	124
*	EW Scripps Co. Class A	32,454	121
*	XMAX Inc.	16,129	117
*	Biglari Holdings Inc. Class B	351	116
	Johnson Outdoors Inc. Class A	2,459	114
	JAKKS Pacific Inc.	5,593	111
*	Lovesac Co.	7,412	109
	Entravision Communications Corp. Class A	36,515	108
	Weyco Group Inc.	3,381	108
*	Tron Inc.	46,083	105
*	Petco Health & Wellness Co. Inc.	37,359	104
*	Outdoor Holding Co.	51,858	104
*	Legacy Housing Corp.	4,822	99
*	Virtuix Holdings Inc. Class A	14,682	99
*	Holley Inc.	32,007	98
*,1	Allied Gaming & Entertainment Inc.	352,983	97
*	Zumiez Inc.	4,353	96
*	Black Rock Coffee Bar Inc. Class A	7,396	96
*	Jack in the Box Inc.	9,828	95
*	Bob's Discount Furniture Inc.	8,105	95
*	European Wax Center Inc. Class A	16,274	94
*	Xponential Fitness Inc. Class A	15,487	93
	Flexsteel Industries Inc.	2,043	92
	Designer Brands Inc. Class A	15,949	91
	Hooker Furnishings Corp.	7,095	91
*	SES AI Corp.	94,998	91
*	Venu Holding Corp.	26,913	89
	Superior Group of Cos. Inc.	8,482	86
	Bassett Furniture Industries Inc.	6,109	86
	National CineMedia Inc.	28,352	86

		Shares	Market Value ($000)
*	Off The Hook YS Inc.	41,322	82
	Cricut Inc. Class A	21,524	81
*	Reading International Inc. Class A	69,598	79
*	Stoneridge Inc.	16,348	79
*,1	Vuzix Corp.	33,724	78
	RCI Hospitality Holdings Inc.	3,384	77
*	Barnes & Noble Education Inc.	8,711	77
*	Motorcar Parts of America Inc.	6,878	76
*	Starz Entertainment Corp.	6,639	76
*	Lands' End Inc.	6,583	74
	Escalade Inc.	4,178	72
[1]	Lucky Strike Entertainment Corp.	8,030	67
*	Smith Douglas Homes Corp.	5,184	66
*	Bally's Corp.	6,471	62
*	Funko Inc. Class A	19,445	61
*	Envela Corp.	3,526	59
*	Thryv Holdings Inc.	21,346	58
*	Legacy Education Inc.	4,627	58
	Hamilton Beach Brands Holding Co. Class A	2,948	56
	Lifetime Brands Inc.	9,682	56
	Virco Mfg. Corp.	9,017	55
*	OneWater Marine Inc. Class A	5,707	54
	Clarus Corp.	19,494	53
*	Chegg Inc.	65,563	49
*	Urban One Inc.	8,820	48
	CuriosityStream Inc.	15,610	46
*	GoPro Inc. Class A	56,652	44
*	Kewaunee Scientific Corp.	1,292	44
*	Full House Resorts Inc.	19,223	43
*	1-800-Flowers.com Inc. Class A	12,233	37
*	KinderCare Learning Cos. Inc.	16,859	37
*	Blink Charging Co.	64,030	36
*	NN Inc.	23,764	34
*	Cato Corp. Class A	11,392	32
*	Castellum Inc.	48,544	29
*	Rent the Runway Inc. Class A	5,944	28
*	LiveOne Inc.	5,494	28
*	Sportsman's Warehouse Holdings Inc.	19,340	27
*	Traeger Inc.	925	27
*	Surf Air Mobility Inc.	19,901	23
*	Playstudios Inc.	47,290	22
*	Leslie's Inc.	18,450	21
*	Wheels Up Experience Inc.	39,161	20
*	Sleep Number Corp.	10,661	19
*,1	Faraday Future Intelligent Electric Inc.	50,677	14
*	Teads Holding Co.	19,238	13
*	QVC Group Inc.	4,372	9
*,2	Lubys Inc.	14,037	4
*	Century Casinos Inc.	1,729	2
*,2	SRAX Inc.	7,380	1
			4,086,724
Consumer Staples (3.6%)
	Procter & Gamble Co.	1,120,391	161,829
	Coca-Cola Co.	1,657,648	126,064
	Philip Morris International Inc.	750,214	124,040
	PepsiCo Inc.	658,334	102,233
	Altria Group Inc.	805,421	53,150
	McKesson Corp.	59,017	51,071
	CVS Health Corp.	612,174	43,966
	Mondelez International Inc. Class A	616,931	35,560
	Colgate-Palmolive Co.	386,438	32,936
	Cencora Inc.	88,991	27,956
	Corteva Inc.	329,374	27,572
*	Monster Beverage Corp.	329,122	23,848
	Kroger Co.	273,703	19,805
	Archer-Daniels-Midland Co.	232,430	16,895
	Sysco Corp.	230,237	16,423
	Keurig Dr Pepper Inc.	620,937	16,349
	Kenvue Inc.	922,820	15,909

		Shares	Market Value ($000)
	Kimberly-Clark Corp.	160,323	15,466
	Hershey Co.	71,340	14,831
	Casey's General Stores Inc.	17,779	12,941
	Church & Dwight Co. Inc.	113,541	10,596
	Constellation Brands Inc. Class A	66,227	9,934
*	US Foods Holding Corp.	105,870	9,762
	General Mills Inc.	257,886	9,599
	Bunge Global SA	74,537	9,481
	Kraft Heinz Co.	400,796	9,014
	Tyson Foods Inc. Class A	136,674	8,757
	McCormick & Co. Inc.	122,718	6,190
*	Performance Food Group Co.	71,988	6,167
	Clorox Co.	57,900	6,000
	Coca-Cola Consolidated Inc.	27,258	5,226
*	Darling Ingredients Inc.	75,695	4,682
	J M Smucker Co.	48,328	4,661
	Brown-Forman Corp. Class B	141,790	3,749
	Conagra Brands Inc.	229,674	3,610
*	Sprouts Farmers Market Inc.	45,205	3,487
	Ingredion Inc.	30,944	3,486
*	Celsius Holdings Inc.	92,412	3,279
	Hormel Foods Corp.	144,424	3,271
	Molson Coors Beverage Co. Class B	74,076	3,190
	Albertsons Cos. Inc. Class A	171,229	2,918
	Lamb Weston Holdings Inc.	67,028	2,833
	Campbell's Co.	100,074	2,229
	Primo Brands Corp.	115,116	2,168
*	Post Holdings Inc.	19,206	1,899
	Cal-Maine Foods Inc.	19,585	1,550
*	Freshpet Inc.	23,406	1,380
	Marzetti Co.	9,465	1,309
*	United Natural Foods Inc.	28,356	1,278
	WD-40 Co.	6,228	1,270
*	Vita Coco Co. Inc.	23,383	1,120
	Andersons Inc.	15,300	1,098
*	Chefs' Warehouse Inc.	18,081	1,075
*	BellRing Brands Inc.	57,737	929
	Pilgrim's Pride Corp.	23,455	886
*	Boston Beer Co. Inc. Class A	3,664	844
	Turning Point Brands Inc.	9,060	786
	Fresh Del Monte Produce Inc.	19,059	767
	Spectrum Brands Holdings Inc.	10,236	754
	Flowers Foods Inc.	85,642	698
*	Herbalife Ltd.	46,193	680
	Seaboard Corp.	120	679
	Ingles Markets Inc. Class A	7,387	664
	Universal Corp.	11,569	610
*	Simply Good Foods Co.	41,746	599
	J & J Snack Foods Corp.	7,118	564
	Reynolds Consumer Products Inc.	26,345	558
	Brown-Forman Corp. Class A	20,348	545
	Energizer Holdings Inc.	32,269	530
	Edgewell Personal Care Co.	23,214	495
*	Guardian Pharmacy Services Inc. Class A	12,438	468
	Weis Markets Inc.	6,265	428
	Tootsie Roll Industries Inc.	9,320	398
*	National Beverage Corp.	11,526	388
*	Grocery Outlet Holding Corp.	46,929	331
	Oil-Dri Corp. of America	5,064	330
*	Seneca Foods Corp. Class A	2,171	328
	John B Sanfilippo & Son Inc.	3,582	284
*	Mission Produce Inc.	20,192	278
*	Mama's Creations Inc.	17,798	273
*	Honest Co. Inc.	81,406	239
	Utz Brands Inc.	29,088	230
*	Vital Farms Inc.	16,080	227
	B&G Foods Inc.	42,512	205
	Village Super Market Inc. Class A	4,856	205
	Calavo Growers Inc.	7,922	204
	Nu Skin Enterprises Inc. Class A	21,926	160

		Shares	Market Value ($000)
	Natural Grocers by Vitamin Cottage Inc.	5,815	150
	MGP Ingredients Inc.	7,751	143
*,1	Beyond Meat Inc.	203,076	142
*	Nature's Sunshine Products Inc.	5,896	141
	ACCO Brands Corp.	41,861	126
*	Olaplex Holdings Inc.	61,606	125
	Limoneira Co.	9,063	122
	Alico Inc.	2,942	121
*	Westrock Coffee Co.	26,832	114
*	Zevia PBC Class A	95,710	112
*	USANA Health Sciences Inc.	6,277	110
*	Once Upon a Farm PBC	6,115	100
*	Medifast Inc.	6,610	67
*	Mannatech Inc.	10,785	65
*	Cibus Inc.	30,652	61
*	Playboy Inc.	35,714	54
*	Beauty Health Co.	50,397	45
*	Lifeway Foods Inc.	2,100	41
*	HF Foods Group Inc.	21,622	40
*	Hain Celestial Group Inc.	50,282	35
*	GrowGeneration Corp.	27,460	30
*	BRC Inc. Class A	25,375	20
	Lifevantage Corp.	4,244	18
			1,103,658
Energy (4.3%)
	Exxon Mobil Corp.	2,007,788	340,641
	Chevron Corp.	913,274	188,956
	ConocoPhillips	589,187	77,773
	Williams Cos. Inc.	588,567	42,836
	EOG Resources Inc.	257,989	37,297
	SLB Ltd.	720,415	37,022
	Valero Energy Corp.	144,476	35,697
	Phillips 66	193,204	35,198
	Marathon Petroleum Corp.	142,359	34,761
	Kinder Morgan Inc.	910,104	30,516
	Baker Hughes Co.	476,169	29,070
	ONEOK Inc.	303,419	27,426
	Cheniere Energy Inc.	96,370	27,346
	Targa Resources Corp.	103,292	25,898
	Occidental Petroleum Corp.	355,662	23,118
	EQT Corp.	300,109	19,099
	Diamondback Energy Inc.	94,973	18,785
	Devon Energy Corp.	302,553	15,224
	Halliburton Co.	363,154	14,159
	Texas Pacific Land Corp.	28,213	13,389
	TechnipFMC plc	192,988	13,341
	Expand Energy Corp.	115,499	12,679
	Coterra Energy Inc.	348,330	12,240
*	First Solar Inc.	48,936	9,653
*	Nextpower Inc. Class A	67,661	8,157
	Ovintiv Inc. (XNYS)	135,765	8,059
	Permian Resources Corp. Class A	369,925	7,887
	APA Corp.	169,391	7,189
	DT Midstream Inc.	48,985	6,597
*	Antero Resources Corp.	143,879	6,106
	Range Resources Corp.	113,222	5,115
	HF Sinclair Corp.	74,572	4,653
	Viper Energy Inc. Class A	93,255	4,382
	Chord Energy Corp.	27,413	3,898
	Antero Midstream Corp.	163,532	3,729
	SM Energy Co.	113,929	3,552
	Matador Resources Co.	53,283	3,366
	NOV Inc.	175,066	3,293
	Weatherford International plc	34,405	3,254
*	Transocean Ltd. (XNYS)	483,525	3,206
	Noble Corp. plc	60,753	2,981
	Archrock Inc.	79,574	2,769
	California Resources Corp.	39,882	2,761
	Murphy Oil Corp.	64,460	2,659

		Shares	Market Value ($000)
*	Valaris Ltd.	27,018	2,649
	Magnolia Oil & Gas Corp. Class A	83,391	2,633
*	CNX Resources Corp.	64,402	2,483
	Core Natural Resources Inc.	23,467	2,458
	Kodiak Gas Services Inc.	41,419	2,416
	Warrior Met Coal Inc.	25,127	2,341
*	Enphase Energy Inc.	59,591	2,253
	Liberty Energy Inc.	74,269	2,139
	Patterson-UTI Energy Inc.	186,110	2,016
	PBF Energy Inc. Class A	41,873	1,994
	Peabody Energy Corp.	58,972	1,943
*	Oceaneering International Inc.	48,353	1,715
*	Tidewater Inc.	20,174	1,686
	Crescent Energy Co. Class A	123,095	1,662
*	Gulfport Energy Corp.	7,353	1,556
	Helmerich & Payne Inc.	42,942	1,547
	Cactus Inc. Class A	32,574	1,543
*	Plug Power Inc.	672,385	1,520
*	Centrus Energy Corp. Class A	8,625	1,497
*	Calumet Inc.	40,256	1,445
	Northern Oil & Gas Inc.	49,049	1,434
*	Par Pacific Holdings Inc.	21,630	1,355
*	Seadrill Ltd.	29,581	1,346
	Delek US Holdings Inc.	28,218	1,272
	Solaris Energy Infrastructure Inc.	22,334	1,262
	Kinetik Holdings Inc.	23,901	1,157
*	DNOW Inc.	86,710	1,033
*	Alpha Metallurgical Resources Inc.	4,931	1,012
*	Sable Offshore Corp.	60,711	1,003
	Venture Global Inc. Class A	60,149	948
*	Expro Group Holdings NV	51,822	902
*	Talos Energy Inc.	53,491	843
	Select Water Solutions Inc.	53,970	826
*	Comstock Resources Inc.	35,482	748
*	ProPetro Holding Corp.	50,623	729
*	Helix Energy Solutions Group Inc.	70,315	695
*	American Superconductor Corp.	20,292	687
*	REX American Resources Corp.	14,528	662
	Bristow Group Inc.	12,836	602
*	Innovex International Inc.	23,485	573
*	NPK International Inc.	39,439	571
	Atlas Energy Solutions Inc.	41,487	544
*	Nabors Industries Ltd. (XNYS)	6,313	543
*	Array Technologies Inc.	74,674	540
*	Shoals Technologies Group Inc. Class A	79,557	523
*	CVR Energy Inc.	14,957	503
*	Green Plains Inc.	30,019	494
*	TETRA Technologies Inc.	57,600	491
	World Kinect Corp.	20,731	478
*	BKV Corp.	15,574	444
*	Fluence Energy Inc.	32,108	442
*	NextDecade Corp.	55,635	426
*	Solv Energy Inc. Class A	14,202	426
*	T1 Energy Inc.	86,121	378
	RPC Inc.	51,950	368
*	Ameresco Inc. Class A	14,233	363
*	Ramaco Resources Inc. Class A	22,886	354
	VAALCO Energy Inc.	55,242	350
*	Oil States International Inc.	28,677	334
*	Gevo Inc.	115,366	315
	SunCoke Energy Inc.	45,316	295
	Flowco Holdings Inc. Class A	13,762	283
	Vitesse Energy Inc.	14,700	267
*	Solid Power Inc.	84,377	253
	Riley Exploration Permian Inc.	6,849	250
*	Forum Energy Technologies Inc.	4,217	247
	SandRidge Energy Inc.	15,088	246
	Core Laboratories Inc.	13,767	231
	Granite Ridge Resources Inc.	36,751	216
	Natural Gas Services Group Inc.	5,648	213

		Shares	Market Value ($000)
	W&T Offshore Inc.	55,570	189
*	Energy Vault Holdings Inc.	53,913	178
*	Summit Midstream Corp.	5,860	177
*	Matrix Service Co.	15,338	176
*	FuelCell Energy Inc.	24,972	163
	Ranger Energy Services Inc. Class A	9,200	158
*	SunPower Inc.	120,696	153
*	Ring Energy Inc.	93,437	143
*	Amplify Energy Corp.	20,536	128
*	Infinity Natural Resources Inc. Class A	6,867	121
*	EVgo Inc.	63,127	109
*	SEACOR Marine Holdings Inc.	15,015	108
*	American Resources Corp.	44,221	107
*	Barnwell Industries Inc.	95,238	103
	NACCO Industries Inc. Class A	1,970	102
	HighPeak Energy Inc.	13,383	92
*	Flotek Industries Inc.	5,426	92
	Evolution Petroleum Corp.	19,157	88
*	Aemetis Inc.	26,868	86
*	Tigo Energy Inc.	22,077	83
*	Geospace Technologies Corp.	5,745	70
	FutureFuel Corp.	17,913	69
*	DMC Global Inc.	12,511	65
	Energy Services of America Corp.	4,900	64
	Smart Sand Inc.	10,894	56
*,1	New Fortress Energy Inc.	89,528	53
*,1	ChargePoint Holdings Inc.	10,902	53
*	MIND Technology Inc.	5,249	44
*	Montauk Renewables Inc.	36,146	42
*	OPAL Fuels Inc. Class A	16,129	41
*	Stem Inc.	4,672	41
*	New Era Energy & Digital Inc.	9,792	40
*	Ocean Power Technologies Inc.	85,395	30
*	ARKO Petroleum Corp.	1,371	25
*	FTC Solar Inc.	5,330	20
*	Ideal Power Inc.	6,716	19
*	Empire Petroleum Corp. (XASE)	6,370	19
*,1	Battalion Oil Corp.	2,694	10
*,2	Novusterra Inc.	2,222	—
			1,289,027
Financials (10.5%)
*	Berkshire Hathaway Inc. Class B	837,105	401,141
	JPMorgan Chase & Co.	1,226,250	360,714
	Bank of America Corp.	3,000,995	146,299
	Wells Fargo & Co.	1,489,759	118,600
	Goldman Sachs Group Inc.	135,673	114,778
	Morgan Stanley	573,991	94,462
	Citigroup Inc. (XNYS)	813,899	92,304
	Charles Schwab Corp.	802,543	75,423
	Blackrock Inc.	67,522	64,937
	S&P Global Inc.	140,210	59,637
	Progressive Corp.	282,466	55,996
	Chubb Ltd.	169,850	55,359
	CME Group Inc.	173,321	51,190
	Intercontinental Exchange Inc.	273,346	42,992
	Blackstone Inc.	356,469	40,990
	PNC Financial Services Group Inc.	194,555	40,485
	Marsh & McLennan Cos. Inc.	233,402	40,484
	Bank of New York Mellon Corp.	332,516	39,446
	US Bancorp	751,534	39,087
	Moody's Corp.	72,717	31,723
	Aon plc Class A (XNYS)	97,888	31,596
	Travelers Cos. Inc.	104,403	30,452
	KKR & Co. Inc.	323,156	29,892
	Truist Financial Corp.	604,620	27,794
	Arthur J Gallagher & Co.	123,598	26,769
*	Robinhood Markets Inc. Class A	379,963	26,331
	Allstate Corp.	125,332	25,986
	Aflac Inc.	223,334	24,502

		Shares	Market Value ($000)
*	Berkshire Hathaway Inc. Class A	34	24,417
	Apollo Global Management Inc.	194,347	21,654
	Nasdaq Inc.	246,009	20,884
	Fifth Third Bancorp	432,570	20,097
	Ameriprise Financial Inc.	43,820	19,474
	American International Group Inc.	257,861	19,404
	MetLife Inc.	267,418	18,912
	MSCI Inc.	33,557	18,088
	Hartford Insurance Group Inc.	132,963	17,981
*	Coinbase Global Inc. Class A	101,895	17,792
	Prudential Financial Inc.	168,104	16,422
	State Street Corp.	127,766	16,170
*	Arch Capital Group Ltd.	163,263	15,672
	Huntington Bancshares Inc.	993,550	15,549
	M&T Bank Corp.	71,807	14,844
	Cboe Global Markets Inc.	50,406	14,168
	Interactive Brokers Group Inc. Class A	203,915	13,677
	Willis Towers Watson plc	45,392	13,195
	Raymond James Financial Inc.	84,132	12,181
	Northern Trust Corp.	84,673	11,818
	Cincinnati Financial Corp.	74,707	11,755
	Citizens Financial Group Inc.	194,748	11,679
	LPL Financial Holdings Inc.	38,564	11,601
*	Markel Group Inc.	5,757	11,019
	Ares Management Corp. Class A	100,700	10,986
	Regions Financial Corp.	415,854	10,862
	KeyCorp	534,476	10,716
*	SoFi Technologies Inc.	612,320	9,724
	T Rowe Price Group Inc.	104,698	9,437
	Principal Financial Group Inc.	104,012	9,373
	Broadridge Financial Solutions Inc.	56,292	9,146
	W R Berkley Corp.	137,259	9,098
	Brown & Brown Inc.	138,526	9,033
	Loews Corp.	79,743	8,512
	First Citizens BancShares Inc. Class A	3,938	7,422
	Annaly Capital Management Inc.	350,713	7,418
	East West Bancorp Inc.	66,079	7,055
	Tradeweb Markets Inc. Class A	55,914	6,579
	Reinsurance Group of America Inc. Class A	31,725	6,477
	Everest Group Ltd.	19,357	6,327
*	Rocket Cos. Inc. Class A	439,973	6,270
	Pinnacle Financial Partners Inc.	72,676	6,260
	RenaissanceRe Holdings Ltd.	20,917	6,217
	Carlyle Group Inc.	120,835	5,847
	Fidelity National Financial Inc.	123,298	5,719
	First Horizon Corp.	241,522	5,497
*	Circle Internet Group Inc.	57,261	5,463
	AGNC Investment Corp.	542,265	5,439
	Unum Group	74,410	5,434
	Evercore Inc. Class A	18,114	5,407
	Webster Financial Corp.	77,879	5,406
	Globe Life Inc.	38,199	5,316
	Ally Financial Inc.	133,744	5,247
	Assurant Inc.	24,051	5,239
	Equitable Holdings Inc.	139,790	5,188
	Stifel Financial Corp.	69,901	5,167
	Invesco Ltd.	201,823	4,902
	American Financial Group Inc.	35,798	4,572
	Wintrust Financial Corp.	32,373	4,498
	Southstate Bank Corp.	46,747	4,325
	Old Republic International Corp.	106,673	4,256
	Popular Inc.	31,633	4,244
	SEI Investments Co.	52,608	4,128
	Zions Bancorp NA	71,427	4,116
	Cullen / Frost Bankers Inc.	29,147	3,995
	Columbia Banking System Inc.	143,087	3,925
	Primerica Inc.	15,394	3,856
	FactSet Research Systems Inc.	17,611	3,821
	Houlihan Lokey Inc.	26,177	3,760
	UMB Financial Corp.	32,887	3,709

		Shares	Market Value ($000)
	Old National Bancorp	167,303	3,697
	Kinsale Capital Group Inc.	10,635	3,634
	Axis Capital Holdings Ltd.	35,594	3,610
	Franklin Resources Inc.	150,083	3,545
	Jackson Financial Inc. Class A	33,429	3,534
	Western Alliance Bancorp	49,742	3,524
	Affiliated Managers Group Inc.	12,170	3,367
*	Clearwater Analytics Holdings Inc. Class A	141,888	3,356
	FirstCash Holdings Inc.	17,783	3,343
	Commerce Bancshares Inc.	66,959	3,294
	Lincoln National Corp.	92,096	3,269
	Janus Henderson Group plc	63,345	3,254
	Prosperity Bancshares Inc.	46,399	3,117
	Corebridge Financial Inc.	128,588	3,068
	Erie Indemnity Co. Class A	12,182	3,061
	OneMain Holdings Inc.	57,133	3,056
	Voya Financial Inc.	43,752	2,989
	Blue Owl Capital Inc.	316,517	2,890
	Starwood Property Trust Inc.	166,093	2,860
	Jefferies Financial Group Inc.	68,597	2,831
	FNB Corp.	169,243	2,830
	Glacier Bancorp Inc.	63,135	2,820
	MarketAxess Holdings Inc.	17,059	2,814
	First American Financial Corp.	46,411	2,798
	United Bankshares Inc.	67,170	2,782
	Valley National Bancorp	223,988	2,751
	MGIC Investment Corp.	101,591	2,667
	TPG Inc.	65,554	2,656
	Rithm Capital Corp.	276,682	2,623
	RLI Corp.	45,784	2,612
	White Mountains Insurance Group Ltd.	1,176	2,584
*	StoneX Group Inc.	31,975	2,579
	Hanover Insurance Group Inc.	14,829	2,571
	Essent Group Ltd.	43,372	2,535
	Hancock Whitney Corp.	39,856	2,534
*	Chime Financial Inc. Class A	132,685	2,485
	Piper Sandler Cos.	32,212	2,466
	Atlantic Union Bankshares Corp.	68,380	2,444
	Ameris Bancorp	30,998	2,418
	Home BancShares Inc.	89,455	2,409
	Bank OZK	51,205	2,350
	Lazard Inc.	53,943	2,291
	Radian Group Inc.	66,493	2,200
*	Axos Financial Inc.	25,707	2,187
	Selective Insurance Group Inc.	28,614	2,157
	Moelis & Co. Class A	37,207	2,121
*	Lemonade Inc.	33,671	2,110
	Flagstar Bank NA	156,858	2,066
*	Texas Capital Bancshares Inc.	21,499	2,040
	Federated Hermes Inc.	35,587	2,018
	Eastern Bankshares Inc.	101,612	1,988
*	Riot Platforms Inc.	160,189	1,980
	SLM Corp.	91,107	1,951
	Hamilton Lane Inc. Class A	19,036	1,892
	Ryan Specialty Holdings Inc.	55,340	1,867
	Fulton Financial Corp.	91,135	1,854
	Associated Banc-Corp.	71,182	1,841
	StepStone Group Inc. Class A	37,842	1,806
	International Bancshares Corp.	26,518	1,784
	Independent Bank Corp. (XNGS)	23,699	1,782
	United Community Banks Inc.	56,527	1,780
	CNO Financial Group Inc.	43,329	1,779
	ServisFirst Bancshares Inc.	24,015	1,749
	Assured Guaranty Ltd.	21,329	1,738
	Morningstar Inc.	10,210	1,726
	BGC Group Inc. Class A	175,043	1,712
	Virtu Financial Inc. Class A	38,890	1,710
	First Financial Bankshares Inc.	56,878	1,675
	PJT Partners Inc. Class A	11,806	1,650
	First BanCorp (XNYS)	76,471	1,633

		Shares	Market Value ($000)
*	Brighthouse Financial Inc.	27,217	1,630
	Renasant Corp.	45,007	1,626
*	Galaxy Digital Inc. Class A	87,332	1,611
	WesBanco Inc.	46,601	1,607
	BankUnited Inc.	35,197	1,589
	WSFS Financial Corp.	24,112	1,578
	Victory Capital Holdings Inc. Class A	24,025	1,573
*	Palomar Holdings Inc.	13,049	1,559
	Cathay General Bancorp	30,984	1,545
*	Genworth Financial Inc.	188,672	1,532
*	Enova International Inc.	11,268	1,531
	Community Financial System Inc.	25,027	1,468
	First Hawaiian Inc.	59,172	1,458
	Simmons First National Corp. Class A	74,984	1,458
	Blackstone Mortgage Trust Inc. Class A	75,383	1,444
	Seacoast Banking Corp. of Florida	47,443	1,437
	Bread Financial Holdings Inc.	19,081	1,429
	First Interstate BancSystem Inc. Class A	42,623	1,424
*	MARA Holdings Inc.	170,444	1,391
*	NMI Holdings Inc.	36,877	1,383
	Bank of Hawaii Corp.	18,532	1,376
*	Oscar Health Inc. Class A	118,955	1,364
	Towne Bank	39,569	1,332
	Nicolet Bankshares Inc.	8,895	1,322
	CVB Financial Corp.	67,088	1,301
	First Financial Bancorp	44,120	1,230
	Provident Financial Services Inc.	58,044	1,228
	Beacon Financial Corp.	40,630	1,219
	Mercury General Corp.	13,824	1,219
	BancFirst Corp.	11,212	1,216
	Banc of California Inc.	69,165	1,216
	PennyMac Financial Services Inc.	13,739	1,201
	Trustmark Corp.	27,708	1,168
	WaFd Inc.	37,145	1,166
	Artisan Partners Asset Management Inc. Class A	31,525	1,147
	Park National Corp.	6,965	1,138
	Dynex Capital Inc.	88,746	1,132
	First Bancorp / Southern Pines NC	19,772	1,114
	BOK Financial Corp.	8,606	1,102
	First Merchants Corp.	28,069	1,087
*	SiriusPoint Ltd.	49,394	1,064
*	Bancorp Inc.	19,470	1,046
*	Upstart Holdings Inc.	39,499	1,013
	Banner Corp.	16,676	1,012
	FB Financial Corp.	19,154	995
	ARMOUR Residential REIT Inc.	59,489	992
	First Busey Corp.	38,870	982
	NBT Bancorp Inc.	23,003	979
*	Customers Bancorp Inc.	13,911	966
*	Dave Inc.	5,495	957
	Northwest Bancshares Inc.	72,405	919
	WisdomTree Inc.	62,711	913
	Stewart Information Services Corp.	14,660	903
*	Credit Acceptance Corp.	2,108	893
	Enterprise Financial Services Corp.	16,239	879
	Kemper Corp.	28,195	862
*	Baldwin Insurance Group Inc.	38,797	851
	HCI Group Inc.	5,342	826
	City Holding Co.	6,824	816
	Stellar Bancorp Inc.	22,271	815
	OFG Bancorp	19,682	796
	First Commonwealth Financial Corp.	44,504	782
	Horace Mann Educators Corp.	18,313	782
	Cohen & Steers Inc.	12,418	777
	National Bank Holdings Corp. Class A	19,837	777
*	Skyward Specialty Insurance Group Inc.	17,602	769
	Nelnet Inc. Class A	5,943	766
	Apollo Commercial Real Estate Finance Inc.	71,778	758
*	LendingClub Corp.	52,724	755
	Ellington Financial Inc.	62,034	735

		Shares	Market Value ($000)
*	Encore Capital Group Inc.	10,389	728
*	EZCorp. Inc. Class A	28,548	725
	Dime Community Bancshares Inc.	21,326	721
	S&T Bancorp Inc.	17,198	719
	Acadian Asset Management Inc.	13,221	719
	Stock Yards Bancorp Inc.	10,192	676
	Walker & Dunlop Inc.	15,081	669
	Arbor Realty Trust Inc.	86,399	666
	Pathward Financial Inc.	7,424	662
	Bank First Corp.	4,835	653
	ConnectOne Bancorp Inc.	23,907	640
	Westamerica BanCorp	12,129	633
	Lakeland Financial Corp.	10,997	631
	TriCo Bancshares	13,233	629
*	ProAssurance Corp.	25,044	619
	Origin Bancorp Inc.	14,594	605
	Enact Holdings Inc.	14,771	603
*	Triumph Financial Inc.	10,029	598
	QCR Holdings Inc.	6,972	596
	Orchid Island Capital Inc.	84,297	593
	Two Harbors Investment Corp.	51,731	591
	Federal Agricultural Mortgage Corp. Class C	3,977	590
*	Miami International Holdings Inc.	15,151	590
	Perella Weinberg Partners	31,799	577
*	Slide Insurance Holdings Inc.	31,593	569
	Hilltop Holdings Inc.	15,761	565
	Peoples Bancorp Inc.	17,101	562
	Live Oak Bancshares Inc.	16,802	556
	Merchants Bancorp	12,312	528
	Safety Insurance Group Inc.	7,269	528
	German American Bancorp Inc.	12,417	519
	Hope Bancorp Inc.	45,999	514
	Tompkins Financial Corp.	6,489	512
	Ladder Capital Corp.	51,960	508
	MFA Financial Inc.	53,038	508
*	Goosehead Insurance Inc. Class A	11,872	506
	OceanFirst Financial Corp.	27,990	505
	Business First Bancshares Inc.	18,647	504
	Chimera Investment Corp.	39,322	493
	Horizon Bancorp Inc.	29,586	490
	Preferred Bank	5,191	471
	Esquire Financial Holdings Inc.	4,374	470
	Heritage Financial Corp.	17,864	464
	Amerant Bancorp Inc.	20,589	454
	First Mid Bancshares Inc.	10,772	444
	F&G Annuities & Life Inc.	17,548	444
	UWM Holdings Corp.	121,713	441
	Universal Insurance Holdings Inc.	12,857	439
*	Coastal Financial Corp.	5,753	438
	PennyMac Mortgage Investment Trust	37,335	435
	Old Second Bancorp Inc.	21,518	434
	Metropolitan Bank Holding Corp.	5,195	433
	Virtus Investment Partners Inc.	3,198	430
	1st Source Corp.	6,076	421
	CNB Financial Corp.	14,475	419
	First Financial Corp.	6,609	418
*	Trupanion Inc.	16,307	418
	Burke & Herbert Financial Services Corp.	6,703	418
	NB Bancorp Inc.	19,731	416
	HomeTrust Bancshares Inc.	9,698	414
	Capitol Federal Financial Inc.	57,622	411
	United Fire Group Inc.	11,066	410
	Employers Holdings Inc.	9,928	408
	Central Pacific Financial Corp.	12,750	407
	Univest Financial Corp.	11,689	400
	Hanmi Financial Corp.	14,544	383
	Compass Diversified Holdings	48,737	383
	Mercantile Bank Corp.	7,523	380
	Byline Bancorp Inc.	12,017	379
	Farmers National Banc Corp.	28,459	375

		Shares	Market Value ($000)
	Equity Bancshares Inc. Class A	8,344	371
	First Community Bankshares Inc.	8,936	371
	Great Southern Bancorp Inc.	5,876	371
	TFS Financial Corp.	25,840	363
	Mechanics Bancorp Class A	23,750	350
	Oppenheimer Holdings Inc. Class A	3,919	350
*	PRA Group Inc.	20,015	350
	Franklin BSP Realty Trust Inc. REIT	41,277	350
	Mid Penn Bancorp Inc.	10,805	347
*	Porch Group Inc.	47,755	342
*	Accelerant Holdings Class A	25,413	340
*	Root Inc. Class A	7,542	333
	Adamas Trust Inc.	44,643	329
	Invesco Mortgage Capital Inc. REIT	40,485	327
	Washington Trust Bancorp Inc.	9,683	324
	Amalgamated Financial Corp.	8,257	321
	TrustCo Bank Corp. NY	7,334	321
	Independent Bank Corp.	9,506	317
	Financial Institutions Inc.	9,964	316
	Northeast Bank	2,742	308
	SmartFinancial Inc.	7,828	306
	AMERISAFE Inc.	9,135	304
	Brightspire Capital Inc.	54,187	303
	Community Trust Bancorp Inc.	4,932	299
*	Heritage Insurance Holdings Inc.	11,317	297
	Orrstown Financial Services Inc.	8,239	297
	Heritage Commerce Corp.	23,483	293
	Southern Missouri Bancorp Inc.	4,500	288
	Five Star Bancorp	7,597	287
	Shore Bancshares Inc.	15,328	286
*	Firstsun Capital Bancorp	7,718	281
	Eagle Bancorp Inc.	11,176	278
	Peapack-Gladstone Financial Corp.	7,865	277
	Flushing Financial Corp.	17,907	275
	TPG RE Finance Trust Inc.	35,005	273
*	Carter Bankshares Inc.	11,652	272
	Northrim BanCorp Inc.	11,824	271
	Peoples Financial Services Corp.	5,004	267
	Hingham Institution for Savings	920	263
	Redwood Trust Inc.	46,884	263
	Southside Bancshares Inc.	8,415	262
	Metrocity Bankshares Inc.	9,095	261
	Alerus Financial Corp.	10,987	260
	Capital City Bank Group Inc.	5,914	257
	GCM Grosvenor Inc. Class A	25,919	254
	Camden National Corp.	5,321	252
	Bar Harbor Bankshares	7,699	250
	Isabella Bank Corp.	5,370	245
	ACNB Corp.	5,026	241
	Cannae Holdings Inc.	20,978	239
	Navient Corp.	28,827	236
	Ridgepost Capital Inc. Class A	32,062	233
	Citizens Financial Services Inc.	3,815	233
*	LendingTree Inc.	5,385	231
	Northfield Bancorp Inc.	16,972	230
	Blue Ridge Bankshares Inc.	54,579	229
*	Third Coast Bancshares Inc.	5,956	225
	Diamond Hill Investment Group Inc.	1,299	224
*	Strive Inc. Class A	22,392	224
	Crawford & Co. Class A	22,364	223
*	Neptune Insurance Holdings Inc. Class A	9,124	221
*	Hagerty Inc. Class A	20,909	220
	Red River Bancshares Inc.	2,422	219
	First Community Corp.	7,453	218
	Kearny Financial Corp.	28,755	217
	California BanCorp	12,064	214
	First Business Financial Services Inc.	3,930	212
*	Southern First Bancshares Inc.	3,887	212
	Community West Bancshares	9,076	211
	First Bank	12,851	206

		Shares	Market Value ($000)
*	First Foundation Inc.	34,984	206
	Home Bancorp Inc.	3,408	206
	ChoiceOne Financial Services Inc.	7,338	206
	RBB Bancorp	9,544	204
	Unity Bancorp Inc.	3,940	204
	Sierra Bancorp	5,990	203
	Tiptree Inc.	11,967	202
*	Hippo Holdings Inc.	7,730	201
	Investar Holding Corp.	7,322	200
	Meridian Corp.	10,290	195
*	Bridgewater Bancshares Inc.	10,937	194
	Civista Bancshares Inc.	8,477	193
	Jefferson Capital Inc.	10,042	193
	West BanCorp. Inc.	8,088	192
	Abacus Global Management Inc.	24,387	192
	Northpointe Bancshares Inc.	11,045	191
*	World Acceptance Corp.	1,397	189
	Fidelity D&D Bancorp Inc.	4,371	189
	Avidia Bancorp Inc.	9,415	185
*	Octave Specialty Group Inc.	39,215	182
	Primis Financial Corp.	13,714	182
	BayCom Corp.	6,051	180
*	Bowhead Specialty Holdings Inc.	8,008	180
	Bank of Marin Bancorp	6,834	175
	HBT Financial Inc.	6,542	175
*,1	Better Home & Finance Holding Co.	4,908	175
	Arrow Financial Corp.	5,079	171
*	Columbia Financial Inc.	9,642	169
	Northeast Community Bancorp Inc.	6,988	166
	MVB Financial Corp.	6,548	163
	Parke Bancorp Inc.	5,753	163
	NewtekOne Inc.	14,730	161
	Investors Title Co.	735	160
	FS Bancorp Inc.	4,131	159
*	Ponce Financial Group Inc.	9,403	157
	Citizens & Northern Corp.	6,877	154
*	Claros Mortgage Trust Inc.	64,114	153
	PCB Bancorp	6,736	151
	Norwood Financial Corp.	5,054	149
	Capital Bancorp Inc.	4,980	148
	John Marshall Bancorp Inc.	7,315	148
	Timberland Bancorp Inc.	3,725	147
	First Bancorp Inc. (XNGS)	5,127	144
	Orange County Bancorp Inc.	4,486	143
*	Wealthfront Corp.	15,409	143
	First United Corp.	3,875	142
	Colony Bankcorp Inc.	7,126	142
	Bankwell Financial Group Inc.	2,912	141
	Farmers & Merchants Bancorp Inc.	5,498	141
	Ares Commercial Real Estate Corp.	29,199	140
	USCB Financial Holdings Inc.	7,475	139
*	Open Lending Corp.	108,744	136
	Donegal Group Inc. Class A	7,832	135
	Oak Valley Bancorp	4,143	134
*	TWFG Inc.	6,990	129
	Midland States Bancorp Inc.	5,722	128
*	GBank Financial Holdings Inc.	4,772	128
	Plumas Bancorp	2,602	127
	Republic Bancorp Inc. Class A	1,789	126
*	Fold Holdings Inc.	94,912	125
	Linkbancorp Inc.	14,837	124
	National Bankshares Inc.	3,377	123
	Regional Management Corp.	3,824	123
	South Plains Financial Inc.	2,943	123
*	FB Bancorp Inc.	8,964	123
	Ames National Corp.	4,288	121
*	Onity Group Inc.	3,091	121
	Citizens Community Bancorp Inc.	6,098	121
	James River Group Holdings Inc.	18,918	119
	Ready Capital Corp.	72,683	118

		Shares	Market Value ($000)
	FVCBankcorp Inc.	7,664	116
	First National Corp.	4,292	116
	KKR Real Estate Finance Trust Inc.	18,779	115
*,1	REalloys Inc.	11,764	115
	LCNB Corp.	7,096	111
	American Coastal Insurance Corp.	9,760	110
*	Security National Financial Corp. Class A	11,504	109
	Franklin Financial Services Corp.	2,111	108
	Virginia National Bankshares Corp.	2,824	108
	American Integrity Insurance Group Inc.	5,614	108
	OppFi Inc.	13,690	106
*	First Western Financial Inc.	4,255	105
	Commercial Bancgroup Inc.	4,040	105
	BCB Bancorp Inc.	11,587	104
	Western New England Bancorp Inc.	8,081	104
*	Avidbank Holdings Inc.	3,643	104
*	Hoyne Bancorp Inc.	7,087	103
	Kingstone Cos. Inc.	6,971	102
	MainStreet Bancshares Inc.	4,610	102
	CoastalSouth Bancshares Inc.	4,149	102
*	MBIA Inc.	17,164	101
	CF Bankshares Inc.	3,606	101
	TPG Mortgage Investment Trust Inc.	13,847	101
*	Patriot National Bancorp Inc.	78,125	101
*	Citizens Inc.	19,872	100
*	Ethos Technologies Inc. Class A	8,961	100
	Chicago Atlantic Real Estate Finance Inc.	8,780	99
	SR Bancorp Inc.	5,872	99
*	eHealth Inc.	75,685	98
	C&F Financial Corp.	1,327	97
	Seven Hills Realty Trust	11,841	97
	Richmond Mutual BanCorp. Inc.	7,087	96
	Eagle Financial Services Inc.	2,703	95
	Greene County Bancorp Inc.	4,186	94
	Finward Bancorp	2,561	93
*	Velocity Financial Inc.	5,063	92
*	Finwise Bancorp	5,778	92
	First Capital Inc.	1,820	90
	Hawthorn Bancshares Inc.	2,619	88
	CB Financial Services Inc.	2,513	86
	Chemung Financial Corp.	1,559	84
	Angel Oak Mortgage REIT Inc.	10,246	84
	Bank7 Corp.	2,077	83
*	BV Financial Inc.	4,320	83
	Eagle Bancorp Montana Inc.	3,864	80
	Community Bancorp. / VT	2,532	79
*	loanDepot Inc. Class A	54,598	78
*,1	BRC Group Holdings Inc.	10,511	77
*	Oportun Financial Corp.	16,741	77
	Westwood Holdings Group Inc.	4,638	76
*	Pioneer Bancorp Inc.	5,447	76
	OP Bancorp	5,487	73
	Waterstone Financial Inc.	4,017	72
	Landmark Bancorp Inc.	2,894	72
	Medallion Financial Corp.	7,935	68
*	Kingsway Financial Services Inc.	6,539	68
*	ACRES Commercial Realty Corp.	3,409	66
	Princeton Bancorp Inc.	1,948	66
	Peoples Bancorp of North Carolina Inc.	1,672	65
*	AlTi Global Inc.	18,087	65
*	Innventure Inc.	15,949	62
*	Ategrity Specialty Holdings LLC	3,132	62
*	Fifth District Bancorp Inc.	4,163	62
	First US Bancshares Inc.	3,994	61
	Silvercrest Asset Management Group Inc. Class A	4,417	59
*	Central Plains Bancshares Inc.	3,365	58
	Provident Financial Holdings Inc.	3,436	55
*	ECB Bancorp Inc.	3,213	54
*	NI Holdings Inc.	4,121	53
*,1	DeFi Development Corp.	15,697	52

		Shares	Market Value ($000)
	Ohio Valley Banc Corp.	1,133	50
	Granite Point Mortgage Trust Inc.	33,445	48
*	NSTS Bancorp Inc.	4,078	48
*	Affinity Bancshares Inc.	2,084	46
*	Sui Group Holdings Ltd.	37,008	45
	Hanover Bancorp Inc.	2,042	44
*	Selectquote Inc.	68,168	43
*	Bakkt Inc.	5,852	43
	First Guaranty Bancshares Inc.	4,672	38
	SB Financial Group Inc.	1,815	38
	Hennessy Advisors Inc.	3,282	32
*	Finance of America Cos. Inc. Class A	1,921	32
*	Gemini Space Station Inc. Class A	7,089	31
*	Hyperscale Data Inc.	192,531	29
	Manhattan Bridge Capital Inc.	6,330	28
	United Security Bancshares	2,415	25
	NexPoint Diversified Real Estate Trust	5,169	24
*	Kestrel Group Ltd.	2,259	24
*	Broadway Financial Corp.	3,045	22
*	First Seacoast Bancorp Inc.	1,177	15
*	Exodus Movement Inc. Class A	1,963	13
	First Internet Bancorp	432	9
*	Blue Foundry Bancorp	608	8
*	Bitgo Holdings Inc. Class A	497	4
*	Bitcoin Depot Inc.	1,275	3
	Advanced Flower Capital Inc.	687	2
*,2	Sterling Bancorp Inc.	15,111	—
			3,193,211
Health Care (9.7%)
	Eli Lilly & Co.	409,224	376,392
	Johnson & Johnson	1,160,763	283,737
	AbbVie Inc.	852,325	185,372
	Merck & Co. Inc.	1,191,464	143,321
	UnitedHealth Group Inc.	436,489	118,110
	Amgen Inc.	259,881	91,439
	Thermo Fisher Scientific Inc.	178,987	87,977
	Abbott Laboratories	838,353	86,074
	Gilead Sciences Inc.	599,231	83,515
*	Intuitive Surgical Inc.	171,126	78,887
	Pfizer Inc.	2,744,279	77,059
	Bristol-Myers Squibb Co.	980,603	59,474
	Danaher Corp.	306,993	58,206
	Stryker Corp.	166,249	54,628
*	Vertex Pharmaceuticals Inc.	122,296	54,610
	Medtronic plc	619,521	53,682
*	Boston Scientific Corp.	715,707	44,911
	Regeneron Pharmaceuticals Inc.	49,992	38,626
	HCA Healthcare Inc.	75,470	35,715
	Cigna Group	127,172	33,923
	Elevance Health Inc. (XNYS)	106,621	31,213
	Cardinal Health Inc.	113,521	23,988
*	Edwards Lifesciences Corp.	280,335	22,449
	Becton Dickinson & Co.	137,222	21,575
	Zoetis Inc.	182,433	21,565
*	IDEXX Laboratories Inc.	38,376	21,563
*	Alnylam Pharmaceuticals Inc.	63,824	21,117
*	Insmed Inc.	103,739	16,963
	ResMed Inc.	70,186	15,755
	Agilent Technologies Inc.	135,568	15,452
	GE HealthCare Technologies Inc.	208,357	14,831
*	Waters Corp.	47,067	14,017
*	IQVIA Holdings Inc.	81,456	13,892
*	Biogen Inc.	70,451	12,916
*	Natera Inc.	63,819	12,763
*	Veeva Systems Inc. Class A	71,248	12,515
*	United Therapeutics Corp.	21,102	12,513
*	Dexcom Inc.	185,040	11,621
	Labcorp Holdings Inc.	39,485	10,535
	STERIS plc	47,256	10,450

		Shares	Market Value ($000)
	Quest Diagnostics Inc.	52,712	10,331
	Humana Inc.	57,917	10,042
*	Revolution Medicines Inc.	90,657	8,816
	West Pharmaceutical Services Inc.	34,723	8,703
*	Moderna Inc.	170,901	8,682
*	Illumina Inc.	69,599	8,579
	Zimmer Biomet Holdings Inc.	94,264	8,523
*	Hologic Inc.	109,080	8,245
*	Tenet Healthcare Corp.	41,721	7,873
*	Centene Corp.	237,358	7,771
*	Incyte Corp.	81,858	7,704
	Viatris Inc.	556,869	7,523
*	Medline Inc. Class A	161,370	7,181
*	Insulet Corp.	34,006	7,136
*	Cooper Cos. Inc.	93,957	6,718
*	Neurocrine Biosciences Inc.	48,389	6,375
*	Bridgebio Pharma Inc.	84,256	6,257
*	Roivant Sciences Ltd.	224,042	6,206
*	Penumbra Inc.	18,217	5,982
*	Elanco Animal Health Inc. (XNYS)	238,645	5,711
*	Ionis Pharmaceuticals Inc.	75,679	5,683
*	Align Technology Inc.	32,862	5,634
	Ensign Group Inc.	27,819	5,606
*	Guardant Health Inc.	59,994	5,542
*	Jazz Pharmaceuticals plc	27,917	5,278
*	Medpace Holdings Inc.	10,908	5,238
*	BioMarin Pharmaceutical Inc.	92,071	5,201
*	Exelixis Inc.	118,483	5,082
	Revvity Inc.	54,123	4,742
*	Solventum Corp.	71,387	4,662
*	Globus Medical Inc. Class A	53,882	4,642
*	Madrigal Pharmaceuticals Inc.	8,771	4,591
	Encompass Health Corp.	47,400	4,585
	Universal Health Services Inc. Class B	24,450	4,376
*	Praxis Precision Medicines Inc.	13,404	4,319
	Baxter International Inc.	245,816	4,130
*	Charles River Laboratories International Inc.	23,537	4,060
*	Vaxcyte Inc.	69,673	4,049
*	Arrowhead Pharmaceuticals Inc.	63,918	4,008
*	Cytokinetics Inc.	59,277	3,907
	Bio-Techne Corp.	74,549	3,896
*	Masimo Corp.	21,868	3,890
*	Halozyme Therapeutics Inc.	57,000	3,684
*	Axsome Therapeutics Inc.	21,512	3,636
*	HealthEquity Inc.	41,453	3,464
*	Henry Schein Inc.	46,387	3,419
*	Molina Healthcare Inc.	24,706	3,293
*	Protagonist Therapeutics Inc.	30,980	3,265
*	Arcellx Inc.	28,377	3,258
*	Krystal Biotech Inc.	12,499	3,229
*	Repligen Corp.	25,579	3,014
*	BrightSpring Health Services Inc.	69,011	2,941
*	Rhythm Pharmaceuticals Inc.	33,173	2,885
*	Cogent Biosciences Inc.	74,170	2,855
*	Glaukos Corp.	26,244	2,825
*	Alkermes plc	79,392	2,807
*	PTC Therapeutics Inc.	39,755	2,709
*	Nuvalent Inc. Class A	26,345	2,699
*	Terns Pharmaceuticals Inc.	50,371	2,656
	Chemed Corp.	6,877	2,598
*	Avantor Inc.	328,394	2,575
*	Kymera Therapeutics Inc.	30,765	2,562
*	Mirum Pharmaceuticals Inc.	27,478	2,538
	Teleflex Inc.	21,070	2,520
*	Bio-Rad Laboratories Inc. Class A	8,926	2,488
*	DaVita Inc.	15,877	2,440
*	Tempus AI Inc. Class A	53,629	2,425
*	TG Therapeutics Inc.	72,459	2,407
*	Apogee Therapeutics Inc.	27,880	2,347
*	Lantheus Holdings Inc.	30,892	2,343

		Shares	Market Value ($000)
*	Celcuity Inc.	20,122	2,297
*	CG oncology Inc.	33,340	2,256
*	Amicus Therapeutics Inc.	147,684	2,136
*	Apellis Pharmaceuticals Inc.	52,614	2,117
*	Dianthus Therapeutics Inc.	24,945	2,093
*	Scholar Rock Holding Corp.	42,076	2,068
*	Hims & Hers Health Inc.	99,424	2,064
*	Option Care Health Inc.	75,577	2,035
*	Erasca Inc.	124,356	2,012
*	Envista Holdings Corp.	78,312	1,987
*	Merit Medical Systems Inc.	28,177	1,942
*	RadNet Inc.	33,028	1,846
	Bruker Corp.	51,010	1,842
*	Ligand Pharmaceuticals Inc.	9,139	1,825
*	Indivior Pharmaceuticals Inc.	59,854	1,824
*	IRhythm Holdings Inc.	15,418	1,820
*	Crinetics Pharmaceuticals Inc.	48,977	1,779
*	Spyre Therapeutics Inc.	34,495	1,740
*	Corcept Therapeutics Inc.	42,823	1,726
*	Sotera Health Co.	116,878	1,676
*	Viking Therapeutics Inc.	51,433	1,674
*	Alignment Healthcare Inc.	88,329	1,556
*	ICU Medical Inc.	12,006	1,551
*	TransMedics Group Inc.	15,533	1,544
*	Brookdale Senior Living Inc.	110,748	1,515
*	Integer Holdings Corp.	16,617	1,462
*	Doximity Inc. Class A	62,629	1,459
*	Catalyst Pharmaceuticals Inc.	56,623	1,402
*	Tarsus Pharmaceuticals Inc.	19,983	1,402
*	Edgewise Therapeutics Inc.	44,215	1,393
*	ACADIA Pharmaceuticals Inc.	62,200	1,385
*	Supernus Pharmaceuticals Inc.	26,532	1,371
*	Prestige Consumer Healthcare Inc.	22,643	1,342
*	Waystar Holding Corp.	54,694	1,319
*	Travere Therapeutics Inc.	43,796	1,301
*,1	ImmunityBio Inc.	169,340	1,299
*	Ideaya Biosciences Inc.	38,800	1,293
*	Liquidia Corp.	34,171	1,290
*	Twist Bioscience Corp.	26,943	1,280
*	Dyne Therapeutics Inc.	69,485	1,260
*	10X Genomics Inc. Class A	59,215	1,257
*	Tango Therapeutics Inc.	59,446	1,244
*	Arcutis Biotherapeutics Inc.	52,760	1,243
*	Haemonetics Corp.	21,924	1,236
*	Denali Therapeutics Inc.	63,193	1,213
*	Immunovant Inc.	48,258	1,199
*	Veracyte Inc.	37,196	1,198
*	Vera Therapeutics Inc.	29,060	1,169
	Concentra Group Holdings Parent Inc.	53,738	1,153
*	BioCryst Pharmaceuticals Inc.	118,370	1,127
*	Beam Therapeutics Inc.	46,891	1,117
*	Privia Health Group Inc.	53,927	1,109
	LeMaitre Vascular Inc.	10,107	1,103
	DENTSPLY SIRONA Inc.	93,840	1,089
*	Oruka Therapeutics Inc.	21,737	1,066
*	Immunome Inc.	47,957	1,049
*	Warby Parker Inc. Class A	49,250	1,038
*	Summit Therapeutics Inc. (XNMS)	53,512	1,015
*	Sarepta Therapeutics Inc.	46,211	1,006
	National HealthCare Corp.	6,256	999
*	Neogen Corp.	107,022	994
*	Agios Pharmaceuticals Inc.	29,260	990
*	Acadia Healthcare Co. Inc.	41,967	982
*	Amneal Pharmaceuticals Inc.	78,788	979
*	Syndax Pharmaceuticals Inc.	41,926	979
*	Alumis Inc.	44,097	971
*	Celldex Therapeutics Inc.	30,436	965
*	Adaptive Biotechnologies Corp.	69,224	961
*	Enliven Therapeutics Inc.	24,399	956
*	ADMA Biologics Inc.	105,696	952

		Shares	Market Value ($000)
*	Kiniksa Pharmaceuticals International plc	19,703	949
*	GRAIL Inc.	18,114	936
*	Nektar Therapeutics	12,911	929
	Select Medical Holdings Corp.	56,570	922
*	Disc Medicine Inc.	14,130	903
*	Arcus Biosciences Inc.	41,579	898
*	Ultragenyx Pharmaceutical Inc.	42,666	894
*	Viridian Therapeutics Inc.	45,153	883
*	Pediatrix Medical Group Inc.	41,009	877
*	Stoke Therapeutics Inc.	26,669	868
*	Day One Biopharmaceuticals Inc.	39,181	840
*	Caris Life Sciences Inc.	46,903	839
*	Ocular Therapeutix Inc.	98,864	837
*	Addus HomeCare Corp.	8,789	823
*	Innoviva Inc.	35,274	822
	Perrigo Co. plc	76,053	817
*	Vericel Corp.	25,129	808
*	Relay Therapeutics Inc.	80,587	802
*	Axogen Inc.	24,068	797
*	Artivion Inc.	21,751	797
*	Nurix Therapeutics Inc.	50,770	787
*	Mineralys Therapeutics Inc.	27,767	752
*,1	Recursion Pharmaceuticals Inc. Class A	243,049	746
*	Soleno Therapeutics Inc.	21,964	735
	Organon & Co.	122,489	734
*	ANI Pharmaceuticals Inc.	9,441	726
*	CorVel Corp.	13,213	722
*	Inspire Medical Systems Inc.	13,971	721
*	Novavax Inc.	88,103	717
*	Kodiak Sciences Inc.	18,794	716
*	Intellia Therapeutics Inc.	55,808	715
*	Harmony Biosciences Holdings Inc.	25,250	707
*	Palvella Therapeutics Inc.	5,621	701
*	UFP Technologies Inc.	3,618	700
*	Iovance Biotherapeutics Inc.	197,727	694
*	Amylyx Pharmaceuticals Inc.	48,756	678
*	Capricor Therapeutics Inc.	22,230	676
*	Ardelyx Inc.	111,837	670
*	AtriCure Inc.	23,192	662
*	Omnicell Inc.	19,760	660
*	PROCEPT BioRobotics Corp.	26,345	659
*	Progyny Inc.	37,469	636
*	Tandem Diabetes Care Inc.	33,106	635
*	Vir Biotechnology Inc.	70,742	634
*	Healthcare Services Group Inc.	33,872	628
*	Trevi Therapeutics Inc.	52,604	628
*	Zymeworks Inc.	24,754	620
*	Hinge Health Inc. Class A	16,091	620
*	AdaptHealth Corp.	51,491	613
*	PACS Group Inc.	18,617	598
*	Enovis Corp.	26,001	592
*	Alphatec Holdings Inc.	53,883	586
*	HeartFlow Inc.	23,857	580
*	Novocure Ltd.	53,004	578
*	GeneDx Holdings Corp.	8,978	577
*	Nuvation Bio Inc.	133,928	575
	Phibro Animal Health Corp. Class A	10,146	561
	CONMED Corp.	15,255	539
*	LifeStance Health Group Inc.	84,577	539
*	Monte Rosa Therapeutics Inc.	32,784	539
*	Harrow Inc.	15,007	529
	US Physical Therapy Inc.	7,028	527
*	Maze Therapeutics Inc.	17,613	526
*	Corvus Pharmaceuticals Inc.	35,779	523
*	EyePoint Inc.	39,896	514
*	Olema Pharmaceuticals Inc.	34,274	511
*	QuidelOrtho Corp.	31,100	511
*	Collegium Pharmaceutical Inc.	15,054	498
*	MBX Biosciences Inc.	16,469	492
*	ORIC Pharmaceuticals Inc.	38,766	491

		Shares	Market Value ($000)
*	Taysha Gene Therapies Inc.	108,248	484
*	AtaiBeckley Inc.	136,623	484
*	Sionna Therapeutics Inc.	12,011	482
*	Tyra Biosciences Inc.	12,541	480
*	AnaptysBio Inc.	8,642	479
*	NeoGenomics Inc.	64,055	475
*	Xeris Biopharma Holdings Inc.	81,932	475
*	Teladoc Health Inc.	86,748	473
*	Pennant Group Inc.	15,495	472
*	Savara Inc.	86,122	470
*	Inhibrx Biosciences Inc.	6,989	470
*	VeraDermics Inc.	7,352	464
*	Butterfly Network Inc.	112,973	456
*	Rapport Therapeutics Inc.	14,475	453
*	BioLife Solutions Inc.	23,367	446
*	Geron Corp. (XNGS)	299,053	446
*	Fortrea Holdings Inc.	46,209	435
*	Astrana Health Inc.	17,617	432
*	CytomX Therapeutics Inc.	91,733	431
*	Bicara Therapeutics Inc.	21,657	431
*	Xencor Inc.	35,566	429
*	Surgery Partners Inc.	35,825	427
*	Clover Health Investments Corp.	241,618	425
*	Pacira BioSciences Inc.	18,260	413
*	Azenta Inc.	19,451	411
	iRadimed Corp.	3,935	379
*	CareDx Inc.	21,571	374
*,1	SELLAS Life Sciences Group Inc.	87,758	371
*	AMN Healthcare Services Inc.	20,040	368
*	Septerna Inc.	15,181	365
*	ArriVent Biopharma Inc.	15,685	362
*	Enhabit Inc.	25,398	358
*	Amphastar Pharmaceuticals Inc.	18,233	357
*	Omeros Corp.	33,398	353
*	KalVista Pharmaceuticals Inc.	17,329	349
*	Cullinan Therapeutics Inc.	24,335	346
*	Theravance Biopharma Inc.	21,171	344
*	MannKind Corp.	139,991	343
*	Compass Therapeutics Inc.	64,864	343
*	STAAR Surgical Co.	17,059	319
*	Zenas Biopharma Inc.	16,264	318
*	Phathom Pharmaceuticals Inc.	28,419	316
*	Kura Oncology Inc.	37,871	308
*	Certara Inc.	54,048	308
*	Castle Biosciences Inc.	12,416	305
*	Omada Health Inc.	23,605	297
*	Annexon Inc.	53,273	295
*	Esperion Therapeutics Inc.	106,732	292
*	Alto Neuroscience Inc.	12,871	289
*	Avanos Medical Inc.	20,480	287
*	Precigen Inc.	74,056	287
	Jade Biosciences Inc.	20,415	287
*	Pacific Biosciences of California Inc.	215,828	285
*	Aveanna Healthcare Holdings Inc.	43,713	282
*	Vor BioPharma Inc.	15,702	280
*	Tactile Systems Technology Inc.	10,582	277
*	Janux Therapeutics Inc.	19,933	277
*	Talkspace Inc.	52,041	269
*	Ocugen Inc.	146,991	266
*	BioAge Labs Inc.	15,216	266
*	Arbutus Biopharma Corp.	58,793	265
	Embecta Corp.	29,978	265
*	Arvinas Inc.	24,931	264
*	Integra LifeSciences Holdings Corp.	27,877	263
*	SI-BONE Inc.	20,800	263
*,1	Billiontoone Inc. Class A	3,322	262
*	Zevra Therapeutics Inc.	27,856	260
	HealthStream Inc.	12,167	252
*	Ironwood Pharmaceuticals Inc.	71,834	252
*	LB Pharmaceuticals Inc.	10,170	251

		Shares	Market Value ($000)
*	Ceribell Inc.	13,526	248
*	Eton Pharmaceuticals Inc.	10,002	247
*	Kestra Medical Technologies Ltd.	12,353	246
*	Phreesia Inc.	29,057	244
*	Fulcrum Therapeutics Inc.	31,479	241
*	AngioDynamics Inc.	20,983	239
*	Cytek Biosciences Inc.	54,376	238
*	Solid Biosciences Inc.	33,064	238
*	Nutex Health Inc.	2,384	227
*	CorMedix Inc.	33,128	225
*	Relmada Therapeutics Inc.	32,256	225
*	Invivyd Inc.	172,414	224
*	ARS Pharmaceuticals Inc.	27,743	223
*	Sana Biotechnology Inc.	76,238	220
*	Sutro Biopharma Inc.	8,811	219
*	Replimune Group Inc.	27,666	212
*	MiMedx Group Inc.	53,585	212
*	Emergent BioSolutions Inc.	25,357	210
*	4D Molecular Therapeutics Inc.	22,589	210
*	Rigel Pharmaceuticals Inc.	7,705	208
*	Immix Biopharma Inc.	22,835	208
*	XOMA Royalty Corp.	6,600	207
*	Lexeo Therapeutics Inc.	35,781	205
*	Myriad Genetics Inc.	45,230	204
*	Varex Imaging Corp.	19,020	202
*	Shattuck Labs Inc.	30,960	199
*	Perspective Therapeutics Inc.	47,732	199
*	Absci Corp.	65,722	197
*	Nautilus Biotechnology Inc.	50,505	196
*	RxSight Inc.	31,797	196
*	Pulse Biosciences Inc.	8,976	194
*	Aquestive Therapeutics Inc.	46,729	194
*	Community Health Systems Inc.	63,865	188
*	Aura Biosciences Inc.	28,045	188
*	Beta Bionics Inc.	18,709	187
*	REGENXBIO Inc.	22,034	185
*	Tectonic Therapeutic Inc.	5,979	185
*	Lyell Immunopharma Inc.	9,238	185
*	Upstream Bio Inc.	20,425	184
*	Contineum Therapeutics Inc. Class A	13,802	180
*	Altimmune Inc.	57,605	177
*	Codexis Inc.	107,819	176
*	Verastem Inc.	33,232	176
*	X4 Pharmaceuticals Inc.	42,268	175
*	Fulgent Genetics Inc.	10,947	174
*	Personalis Inc.	27,200	173
*	NeuroPace Inc.	13,081	172
*	Allogene Therapeutics Inc.	69,884	171
*	Accendra Health Inc.	75,173	171
*	Atea Pharmaceuticals Inc.	31,847	171
*	Maravai LifeSciences Holdings Inc. Class A	60,043	170
*	Assembly Biosciences Inc.	6,073	169
*	Akebia Therapeutics Inc.	120,577	168
*	Orthofix Medical Inc.	14,594	167
*,1	Polaryx Therapeutics Inc.	21,856	165
*	TriSalus Life Sciences Inc.	40,548	162
*	Monopar Therapeutics Inc.	2,942	161
*	Prime Medicine Inc.	45,859	160
*	Forte Biosciences Inc.	6,094	158
*	OPKO Health Inc.	137,776	157
*	Lexicon Pharmaceuticals Inc.	100,212	156
*	Design Therapeutics Inc.	14,493	154
*	Heron Therapeutics Inc.	191,802	153
*	Vanda Pharmaceuticals Inc.	22,173	153
*	Aclaris Therapeutics Inc.	40,404	152
*	Enanta Pharmaceuticals Inc.	11,891	150
*	Cerus Corp.	81,851	149
*	Lineage Cell Therapeutics Inc.	93,589	148
*	MapLight Therapeutics Inc.	7,297	148
	National Research Corp.	8,636	147

		Shares	Market Value ($000)
*	Century Therapeutics Inc.	65,179	147
*	Crescent Biopharma Inc.	8,006	147
*	Delcath Systems Inc.	15,711	146
*	Kyverna Therapeutics Inc.	16,941	146
*	Standard BioTools Inc.	158,162	145
*	ALX Oncology Holdings Inc.	72,511	145
*	Aktis Oncology Inc.	8,029	144
*	Puma Biotechnology Inc.	22,371	143
*	CapsoVision Inc.	19,455	142
*	Protara Therapeutics Inc.	26,902	140
*,1	Evommune Inc.	6,105	140
*	Cabaletta Bio Inc.	51,544	139
*	Context Therapeutics Inc.	53,125	139
*	OrthoPediatrics Corp.	8,645	137
*	Larimar Therapeutics Inc.	29,674	134
*	NRX Pharmaceuticals Inc.	62,612	133
*	Oncology Institute Inc.	42,968	132
*	Editas Medicine Inc.	53,210	131
*	Rocket Pharmaceuticals Inc.	36,646	131
*	Viemed Healthcare Inc.	14,170	131
*	Ginkgo Bioworks Holdings Inc.	21,342	131
*	Seres Therapeutics Inc.	14,529	129
*	Evolent Health Inc. Class A	56,193	128
*	Bioventus Inc. Class A	13,831	126
*	Senseonics Holdings Inc.	18,949	126
*	Entrada Therapeutics Inc.	9,938	125
*	Voyager Therapeutics Inc.	32,198	124
*	Adicet Bio Inc.	18,112	123
	SIGA Technologies Inc.	22,419	120
*	Opus Genetics Inc.	26,271	120
*	Abeona Therapeutics Inc.	26,710	120
	Cryo-Cell International Inc.	33,879	120
*	Anavex Life Sciences Corp.	38,660	119
*	Evolus Inc.	28,763	118
*	Rezolute Inc.	38,633	118
*	Caribou Biosciences Inc.	62,161	118
*,1	Candel Therapeutics Inc.	23,870	117
*	Avalo Therapeutics Inc.	7,772	116
*	Coherus Oncology Inc.	67,253	114
*	Sonida Senior Living Inc.	3,528	114
*,1	HeartBeam Inc.	93,275	114
*	Instil Bio Inc.	13,854	114
*	Minerva Neurosciences Inc.	18,555	112
*	MacroGenics Inc.	38,497	111
*	TruBridge Inc.	7,530	110
*	Eledon Pharmaceuticals Inc.	35,863	110
*	Immuneering Corp. Class A	20,937	110
*,1	Xilio Therapeutics Inc.	13,055	110
*	ClearPoint Neuro Inc.	11,953	109
*	C4 Therapeutics Inc.	41,410	109
*	Surrozen Inc.	3,751	109
*,1	Apimeds Pharmaceuticals US Inc.	60,976	109
*	Corbus Pharmaceuticals Holdings Inc.	11,420	107
*,1	SAB Biotherapeutics Inc.	27,855	107
*	KORU Medical Systems Inc.	24,313	105
*	SpyGlass Pharma Inc.	3,982	103
*	Alector Inc.	47,602	102
*	InfuSystem Holdings Inc.	10,917	101
*	Neumora Therapeutics Inc.	51,935	101
	Utah Medical Products Inc.	1,605	100
*	LENZ Therapeutics Inc.	10,957	100
*	Eikon Therapeutics Inc.	9,490	100
*	Ardent Health Inc.	11,574	99
*	Electromed Inc.	4,188	98
*	Climb Bio Inc.	13,870	95
*	Neurogene Inc.	4,736	95
*	OS Therapies Inc.	66,667	94
*	Foghorn Therapeutics Inc.	19,268	92
*	Atrium Therapeutics Inc.	6,870	92
*,1	Kairos Pharma Ltd.	163,934	92

		Shares	Market Value ($000)
*	OraSure Technologies Inc.	30,211	91
*	P3 Health Partners Inc.	29,295	90
*	Zentalis Pharmaceuticals Inc.	38,041	89
*	CareCloud Inc.	24,155	88
*,1	Gyre Therapeutics Inc.	12,676	88
*	Inhibikase Therapeutics Inc.	52,148	88
*	Lumexa Imaging Holdings Inc.	10,288	88
*	Inogen Inc.	13,936	86
*	Niagen Bioscience Inc.	19,229	85
*	Keros Therapeutics Inc.	7,704	85
*,1	Greenwich Lifesciences Inc.	3,527	85
*	Arcturus Therapeutics Holdings Inc.	10,819	84
*	FONAR Corp.	4,446	83
*	GoodRx Holdings Inc. Class A	41,857	82
*	Claritev Corp.	4,913	80
*	Benitec Biopharma Inc.	7,539	80
*	Immunic Inc.	69,930	78
*	Achieve Life Sciences Inc.	26,681	78
*	Tenaya Therapeutics Inc.	113,232	78
*	CAMP4 Therapeutics Corp.	17,654	78
*	Assertio Holdings Inc.	4,114	78
*	CVRx Inc.	8,150	77
*	Sagimet Biosciences Inc. Class A	14,259	75
*	Jupiter Neurosciences Inc.	198,769	75
*	Quanterix Corp.	21,088	74
*	Organogenesis Holdings Inc.	31,293	74
*,1	Tevogen Bio Holdings Inc.	16,307	74
*	Inovio Pharmaceuticals Inc.	42,017	73
*	SANUWAVE Health Inc.	4,232	73
*	Ovid therapeutics Inc.	32,545	72
*	OmniAb Inc.	44,629	70
*	Elicio Operating Co. Inc.	6,579	70
*	Galectin Therapeutics Inc.	24,567	69
*	Apyx Medical Corp.	18,313	68
	Acme United Corp.	1,512	68
*	Sight Sciences Inc.	17,749	67
*	Anika Therapeutics Inc.	4,570	66
*	Black Diamond Therapeutics Inc.	30,769	66
*	Biodesix Inc.	4,505	65
*	Stereotaxis Inc.	34,931	64
*	Orchestra BioMed Holdings Inc.	15,057	64
*	Prelude Therapeutics Inc.	18,431	63
*	Fennec Pharmaceuticals Inc.	10,018	62
*	Fate Therapeutics Inc.	50,020	60
*	908 Devices Inc.	9,870	60
*	Microbot Medical Inc.	24,691	60
*	vTv Therapeutics Inc. Class A	1,523	60
*	Lifecore Biomedical Inc.	15,740	59
*	LifeMD Inc.	16,333	59
*	Avita Medical Inc.	15,718	58
*	Tonix Pharmaceuticals Holding Corp.	4,160	57
*	Biomea Fusion Inc.	36,499	56
*	MAIA Biotechnology Inc.	39,706	56
*	Anixa Biosciences Inc.	21,079	54
*	Whitehawk Therapeutics Inc.	15,745	54
*	Armata Pharmaceuticals Inc.	5,316	54
*	Spero Therapeutics Inc.	22,820	53
*	Quantum-Si Inc.	68,080	53
*	Hyperfine Inc.	49,477	53
*	RCM Technologies Inc.	2,589	50
*	agilon health Inc.	6,176	49
*	Unicycive Therapeutics Inc.	7,337	48
*	Health Catalyst Inc.	37,139	47
*	Pro-Dex Inc.	906	45
*	Equillium Inc.	22,500	45
*	Cardiff Oncology Inc.	27,727	45
*	An2 Therapeutics Inc.	12,781	44
*	Shoulder Innovations Inc.	3,049	44
*	Innovage Holding Corp.	5,163	41
*	Genelux Corp.	16,729	40

		Shares	Market Value ($000)
*	Coya Therapeutics Inc.	10,246	40
*	OptimizeRx Corp.	6,262	39
*	Pyxis Oncology Inc.	26,650	39
*	American Well Corp. Class A	7,355	39
*	Champions Oncology Inc.	6,527	38
*	Korro Bio Inc.	3,358	38
*	Aldeyra Therapeutics Inc.	21,148	36
*	aTyr Pharma Inc.	45,980	36
*	Owlet Inc.	7,062	36
*	Agenus Inc.	10,885	36
*	Gossamer Bio Inc.	107,368	35
*	Filana Therapeutics Inc.	20,730	35
*,1	Humacyte Inc.	57,747	35
*	PepGen Inc.	19,889	35
*	Journey Medical Corp.	7,375	35
*	Curis Inc.	62,684	34
*	Outset Medical Inc.	8,744	34
*	Carlsmed Inc.	3,774	34
*	Neonc Technologies Holdings Inc.	4,845	34
*	DocGo Inc.	52,945	33
*	Rapid Micro Biosystems Inc. Class A	14,085	32
*	Lucid Diagnostics Inc.	28,118	32
*	Cartesian Therapeutics Inc. (XNMS)	5,207	32
*	LENSAR Inc.	5,198	31
*	Fractyl Health Inc.	67,750	31
*,1	Karyopharm Therapeutics Inc.	5,513	31
*	TScan Therapeutics Inc.	29,605	30
*	Definitive Healthcare Corp.	24,096	30
*	TuHURA Biosciences Inc.	16,774	30
*	Pulmonx Corp.	22,314	29
*	Annovis Bio Inc.	12,723	28
*	Sangamo Therapeutics Inc.	102,568	25
*	Scilex Holding Co.	3,805	25
*	Cognition Therapeutics Inc.	31,797	24
*	BioSig Technologies Inc.	21,128	24
*	Precision BioSciences Inc.	4,452	24
*	Rani Therapeutics Holdings Inc. Class A	31,501	23
*	Rockwell Medical Inc.	25,806	23
*	Accuray Inc.	51,997	20
*,2	Tobira Therapeutics Inc. CVR	4,500	20
*	Aardvark Therapeutics Inc.	4,951	19
*	Biote Corp. Class A	12,979	18
*	Generate Biomedicines Inc.	1,473	18
*	CytoSorbents Corp.	29,596	17
*	Nuvectis Pharma Inc.	2,070	16
*,2	Inhibrx Inc. CVR	22,181	14
*	Acumen Pharmaceuticals Inc.	5,500	13
*	Atara Biotherapeutics Inc.	2,844	13
*	Atlantic International Corp.	4,059	12
*,2	Spectrum Pharmaceuticals Inc. CVR	109,299	9
*	Milestone Scientific Inc.	11,238	3
*,2	Coherus Biosciences Inc. CVR	15,512	1
*,2	OmniAb Inc. 12.5 Earnout	3,939	—
*,2	OmniAb Inc. 15 Earnout	3,939	—
*,2	Traws Pharma Inc. CVR	14,441	—
*,2	Ikena Oncology Inc. CVR	37,037	—
			2,921,598
Industrials (12.5%)
	Visa Inc. Class A	734,973	222,138
	Mastercard Inc. Class A	383,814	191,777
	Caterpillar Inc.	224,216	158,848
	General Electric Co.	480,045	136,222
	RTX Corp.	647,052	124,816
	GE Vernova Inc.	129,927	113,413
*	Boeing Co.	378,502	75,333
	American Express Co.	231,666	70,074
	Deere & Co.	123,673	69,665
	Union Pacific Corp.	286,162	69,429
	Honeywell International Inc.	306,560	69,292

		Shares	Market Value ($000)
	Lockheed Martin Corp.	110,965	67,066
	Eaton Corp. plc	187,206	66,958
	Accenture plc Class A	297,713	59,034
	Capital One Financial Corp.	300,486	54,818
	Parker-Hannifin Corp.	60,838	54,465
	Northrop Grumman Corp.	68,315	46,607
	Howmet Aerospace Inc.	193,691	44,638
	Trane Technologies plc	106,702	44,467
	General Dynamics Corp.	117,093	40,189
	Quanta Services Inc.	72,115	39,593
	Automatic Data Processing Inc.	193,917	39,400
	Johnson Controls International plc	294,940	38,622
	3M Co.	255,216	37,065
	CSX Corp.	897,817	36,855
	Sherwin-Williams Co.	113,562	36,402
	FedEx Corp.	102,061	36,352
	Cummins Inc.	66,495	35,776
	Emerson Electric Co.	271,727	35,602
	United Parcel Service Inc. Class B (XNYS)	358,387	35,258
	Illinois Tool Works Inc.	132,031	34,366
	CRH plc	323,344	33,990
	TransDigm Group Inc.	27,194	31,517
	Norfolk Southern Corp.	108,258	31,070
	L3Harris Technologies Inc.	89,758	30,980
	PACCAR Inc.	253,258	29,251
	Cintas Corp.	164,194	27,772
	WW Grainger Inc.	21,719	23,691
	Comfort Systems USA Inc.	17,095	23,574
	AMETEK Inc.	109,947	23,568
*	Keysight Technologies Inc.	82,766	23,371
	United Rentals Inc.	30,287	22,066
	Ferguson Enterprises Inc.	94,244	21,983
	Carrier Global Corp.	381,587	21,487
	Westinghouse Air Brake Technologies Corp.	82,076	20,512
	Rockwell Automation Inc.	53,963	19,366
	PayPal Holdings Inc. (XNGS)	413,774	18,715
	Old Dominion Freight Line Inc.	90,044	17,595
*	Rocket Lab Corp.	272,964	17,530
*	Bloom Energy Corp. Class A	128,193	17,369
	Vulcan Materials Co.	62,852	17,115
	Martin Marietta Materials Inc.	28,964	17,051
	EMCOR Group Inc.	21,467	15,849
*	Block Inc. (XNYS)	262,850	15,818
*	Axon Enterprise Inc.	36,718	15,594
	Ingersoll Rand Inc. (XYNS)	187,872	15,052
	Otis Worldwide Corp.	187,422	14,446
	Paychex Inc.	154,893	14,269
	Dow Inc.	340,339	14,175
	Xylem Inc.	117,188	14,004
	Dover Corp.	65,728	13,701
*	Teledyne Technologies Inc.	22,204	13,434
	Sunbelt Rentals Holdings Inc.	200,033	13,020
*	Fiserv Inc.	230,827	12,880
	Verisk Analytics Inc.	66,322	12,585
	Hubbell Inc.	25,528	12,528
*	Mettler-Toledo International Inc.	9,797	12,356
	FTAI Aviation Ltd.	49,416	12,107
	Curtiss-Wright Corp.	17,712	12,064
*	Fair Isaac Corp.	10,841	11,573
	Fidelity National Information Services Inc.	246,466	11,562
	PPG Industries Inc.	107,764	11,518
	Synchrony Financial	166,470	11,323
	HEICO Corp. Class A	51,071	10,781
*	XPO Inc.	53,562	10,420
	Equifax Inc.	57,751	10,399
	Woodward Inc.	28,722	10,280
	Veralto Corp.	113,051	9,996
	Smurfit Westrock plc	250,613	9,987
*	MasTec Inc.	30,262	9,736
*	ATI Inc.	65,890	9,584

		Shares	Market Value ($000)
	CH Robinson Worldwide Inc.	57,282	9,513
*	Corpay Inc.	31,842	9,266
	nVent Electric plc	78,145	9,243
	Expeditors International of Washington Inc.	64,327	9,214
	Snap-on Inc.	25,064	9,104
	Packaging Corp. of America	42,882	9,100
	DuPont de Nemours Inc.	196,281	8,990
	BWX Technologies Inc.	43,727	8,942
	Fortive Corp.	147,899	8,176
	ITT Inc.	41,481	7,903
	JB Hunt Transport Services Inc.	36,436	7,721
	Ball Corp.	128,799	7,613
	MKS Inc.	32,397	7,445
	Huntington Ingalls Industries Inc.	19,462	7,394
	Global Payments Inc. (XNYS)	109,382	7,361
	Textron Inc.	83,674	7,326
*	Trimble Inc.	111,619	7,281
	Jacobs Solutions Inc.	56,194	7,152
*	API Group Corp.	175,132	7,096
	Lennox International Inc.	15,035	6,978
	Pentair plc	78,324	6,823
	Nordson Corp.	25,621	6,817
	IDEX Corp.	35,879	6,801
	Graco Inc.	80,099	6,780
	Lincoln Electric Holdings Inc.	26,887	6,697
	Carlisle Cos. Inc.	19,653	6,557
	TransUnion	92,943	6,431
	WESCO International Inc.	23,343	6,387
*	QXO Inc.	322,425	6,261
*	Kratos Defense & Security Solutions Inc.	88,697	6,254
	RPM International Inc.	61,539	6,117
	Watsco Inc.	16,722	6,083
	Allegion plc	41,618	6,047
	Regal Rexnord Corp.	32,033	5,998
	Masco Corp.	97,717	5,899
*	Affirm Holdings Inc.	126,669	5,804
*	Sterling Infrastructure Inc.	14,246	5,802
*	Modine Manufacturing Co.	25,407	5,506
*	Generac Holdings Inc.	28,148	5,498
	Crown Holdings Inc.	54,508	5,464
	Jack Henry & Associates Inc.	34,359	5,430
	Stanley Black & Decker Inc.	76,058	5,405
	AECOM	61,876	5,248
	Advanced Drainage Systems Inc.	37,385	5,127
*	TopBuild Corp.	14,071	4,943
*	Zebra Technologies Corp. Class A	23,494	4,912
	Applied Industrial Technologies Inc.	18,057	4,791
*	SPX Technologies Inc.	23,785	4,756
	Donaldson Co. Inc.	55,340	4,697
	Allison Transmission Holdings Inc.	39,889	4,669
*	Dycom Industries Inc.	13,621	4,615
*	Chart Industries Inc.	21,947	4,538
	Booz Allen Hamilton Holding Corp.	57,933	4,521
*	Saia Inc.	12,852	4,515
*	Core & Main Inc. Class A	91,384	4,514
	Flowserve Corp.	61,055	4,488
	Oshkosh Corp.	29,959	4,410
	Toro Co.	46,885	4,381
*	Karman Holdings Inc.	53,780	4,305
	Knight-Swift Transportation Holdings Inc.	73,808	4,250
	CNH Industrial NV	382,594	4,209
	Owens Corning	38,397	4,155
*	Builders FirstSource Inc.	50,264	4,138
	Littelfuse Inc.	12,180	4,133
	Crane Co.	24,129	4,126
	Acuity Inc.	14,673	4,112
	Moog Inc. Class A	13,675	4,002
	Cognex Corp.	79,834	3,911
	AptarGroup Inc.	30,757	3,876
	Watts Water Technologies Inc. Class A	13,122	3,809

		Shares	Market Value ($000)
	Tetra Tech Inc.	124,730	3,757
*	Planet Labs PBC	129,787	3,628
	A O Smith Corp.	54,175	3,572
	Primoris Services Corp.	24,728	3,537
	Valmont Industries Inc.	8,741	3,493
	ESCO Technologies Inc.	12,372	3,481
	Argan Inc.	6,361	3,465
	Armstrong World Industries Inc.	21,010	3,462
	Ryder System Inc.	16,863	3,452
*	Kirby Corp.	25,940	3,447
	Zurn Elkay Water Solutions Corp.	76,462	3,429
	Simpson Manufacturing Co. Inc.	19,809	3,400
*	AeroVironment Inc.	17,909	3,278
*	Aurora Innovation Inc.	792,072	3,263
*	Fluor Corp.	69,727	3,253
	Terex Corp.	54,189	3,203
	JBT Marel Corp.	25,041	3,202
	AGCO Corp.	27,625	3,201
	Air Lease Corp.	49,108	3,189
	EnerSys	18,340	3,186
	UL Solutions Inc. Class A	37,154	3,184
	Federal Signal Corp.	29,061	3,143
	Sealed Air Corp.	73,306	3,083
	MSA Safety Inc.	18,777	3,078
	Genpact Ltd.	80,555	3,001
	Installed Building Products Inc.	11,156	2,958
	GATX Corp.	17,120	2,923
*	Middleby Corp.	22,006	2,918
*	Everus Construction Group Inc.	24,656	2,911
	AAON Inc.	34,519	2,856
*	GXO Logistics Inc.	55,061	2,855
	Eagle Materials Inc.	15,017	2,845
*	Axalta Coating Systems Ltd.	101,492	2,811
*	Gates Industrial Corp. plc	120,116	2,716
	Esab Corp.	27,427	2,651
	Landstar System Inc.	16,480	2,642
*	FTI Consulting Inc.	14,807	2,617
	Arcosa Inc.	24,447	2,595
	Enpro Inc.	10,292	2,580
	Powell Industries Inc.	4,724	2,556
	Sonoco Products Co.	46,989	2,542
	Granite Construction Inc.	21,147	2,535
*	WEX Inc.	16,515	2,527
	HEICO Corp.	9,211	2,526
*	Mohawk Industries Inc.	24,909	2,453
	Sensata Technologies Holding plc	69,584	2,451
	Vontier Corp.	66,588	2,362
*	Knife River Corp.	28,460	2,324
	Matson Inc.	14,135	2,317
	VSE Corp.	12,450	2,296
*	Joby Aviation Inc.	277,356	2,291
*	Construction Partners Inc. Class A	20,552	2,284
	Ralliant Corp.	54,322	2,259
	Fortune Brands Innovations Inc.	57,781	2,252
	Brunswick Corp.	30,898	2,248
*	Paylocity Holding Corp.	20,658	2,232
	Louisiana-Pacific Corp.	30,502	2,219
*	ExlService Holdings Inc.	72,546	2,209
	Badger Meter Inc.	14,154	2,156
*	StandardAero Inc.	83,396	2,154
	Belden Inc.	18,576	2,133
	CSW Industrials Inc.	8,064	2,101
*	Mirion Technologies Inc.	112,505	2,091
	Mueller Water Products Inc. Class A	75,661	2,080
*	MYR Group Inc.	7,362	2,078
*	Resideo Technologies Inc.	61,441	2,071
	Brink's Co.	19,835	2,055
*	IES Holdings Inc.	4,288	2,043
*	ACI Worldwide Inc.	49,344	2,024
*	Itron Inc.	21,982	1,970

		Shares	Market Value ($000)
*	OSI Systems Inc.	7,327	1,945
*	AAR Corp.	17,696	1,937
	MSC Industrial Direct Co. Inc. Class A	20,971	1,935
	AZZ Inc.	15,165	1,898
*	Mercury Systems Inc.	25,901	1,888
*	Amentum Holdings Inc.	70,275	1,833
	Leonardo DRS Inc.	40,579	1,807
*	Trex Co. Inc.	49,486	1,802
*	Vicor Corp.	11,193	1,802
	Franklin Electric Co. Inc.	19,142	1,764
	UniFirst Corp.	6,994	1,760
*,1	Ondas Inc.	194,347	1,757
	Otter Tail Corp.	19,523	1,714
	International Seaways Inc.	23,408	1,706
	Tutor Perini Corp.	21,780	1,681
*	Symbotic Inc.	31,551	1,679
	Maximus Inc.	26,112	1,674
	Kadant Inc.	5,638	1,648
	Patrick Industries Inc.	14,786	1,642
	Silgan Holdings Inc.	42,015	1,630
*	BILL Holdings Inc.	42,472	1,627
	ADT Inc.	244,165	1,604
	Brady Corp. Class A	19,654	1,597
	Herc Holdings Inc.	15,991	1,592
*	NCR Atleos Corp.	36,236	1,579
	HB Fuller Co.	25,517	1,574
	Exponent Inc.	23,698	1,546
	Korn Ferry	24,334	1,532
	Griffon Corp.	20,938	1,522
	Standex International Corp.	5,968	1,521
*	Archer Aviation Inc. Class A	280,831	1,452
	WillScot Holdings Corp.	83,170	1,444
	Graphic Packaging Holding Co.	143,191	1,423
	GPGI Inc. Class A	82,849	1,417
*	Euronet Worldwide Inc.	20,661	1,371
*	Centuri Holdings Inc.	46,737	1,365
*	Hayward Holdings Inc.	99,907	1,337
	Western Union Co.	150,699	1,316
	Kennametal Inc.	35,439	1,280
*	Remitly Global Inc.	81,184	1,272
	McGrath RentCorp.	11,479	1,266
	Boise Cascade Co.	16,254	1,233
	Trinity Industries Inc.	37,732	1,214
*	Forgent Power Solutions Inc.	40,859	1,196
	Robert Half Inc.	46,890	1,191
*	RXO Inc.	80,252	1,173
*	Loar Holdings Inc.	20,291	1,162
	ABM Industries Inc.	29,098	1,121
	ArcBest Corp.	11,004	1,082
*,1	Intuitive Machines Inc.	57,582	1,069
*	Huron Consulting Group Inc.	8,035	1,024
	Helios Technologies Inc.	15,568	1,007
*	Astronics Corp.	14,799	988
*	GEO Group Inc.	58,332	981
	Atkore Inc.	16,623	979
*	V2X Inc.	14,195	972
	Crane NXT Co.	23,945	972
	Hub Group Inc. Class A	26,639	960
*	Verra Mobility Corp.	67,010	958
*	Legence Corp. Class A	16,484	931
	Enerpac Tool Group Corp.	25,202	919
*,1	Shift4 Payments Inc. Class A	20,746	907
*	CoreCivic Inc.	46,886	887
*	Amprius Technologies Inc.	51,956	876
*	DXP Enterprises Inc.	6,227	870
*	Firefly Aerospace Inc.	30,269	862
*	Blue Bird Corp.	15,067	856
*	CECO Environmental Corp.	14,363	856
	Bel Fuse Inc. Class B	4,320	855
	EVERTEC Inc.	30,074	849

		Shares	Market Value ($000)
	Alamo Group Inc.	5,099	841
*	Hillman Solutions Corp.	98,734	821
	Greenbrier Cos. Inc.	14,800	779
*	Eos Energy Enterprises Inc.	155,527	771
*	Ducommun Inc.	6,299	768
	Werner Enterprises Inc.	26,019	765
*	Babcock & Wilcox Enterprises Inc.	51,231	753
*	O-I Glass Inc.	70,949	746
*	Thermon Group Holdings Inc.	14,789	745
*	Marqeta Inc. Class A	182,698	745
	Greif Inc. Class A	10,943	734
*	ASGN Inc.	18,833	729
*	Paymentus Holdings Inc. Class A	28,496	724
	Albany International Corp. Class A	13,748	718
	ManpowerGroup Inc.	23,318	687
	Pitney Bowes Inc.	61,940	684
*	Flywire Corp.	56,538	658
	Napco Security Technologies Inc.	16,664	656
*	Upwork Inc.	59,737	655
*	CBIZ Inc.	23,899	642
	Astec Industries Inc.	11,692	629
	Schneider National Inc. Class B	23,594	622
*	Proto Labs Inc.	10,529	600
*	Cimpress plc	8,202	599
	United States Lime & Minerals Inc.	4,536	592
*	Donnelley Financial Solutions Inc.	12,457	587
	TriMas Corp.	16,343	587
*	Payoneer Global Inc.	120,969	584
*	Redwire Corp.	68,088	579
	Deluxe Corp.	20,987	578
*	TIC Solutions Inc.	87,046	573
	ICF International Inc.	8,466	553
	Lindsay Corp.	4,615	550
*	Gibraltar Industries Inc.	13,520	539
	Gorman-Rupp Co.	8,658	538
	Tennant Co.	8,097	538
	TriNet Group Inc.	14,529	529
*	Masterbrand Inc.	62,791	522
*	Sezzle Inc.	8,232	521
*	Willdan Group Inc.	6,583	504
*	Evolv Technologies Holdings Inc.	82,361	498
	CRA International Inc.	3,019	489
	Douglas Dynamics Inc.	11,414	480
*	Enovix Corp.	91,909	476
	Allient Inc.	7,997	473
	Greif Inc. Class B	5,354	469
*	Legalzoom.com Inc.	82,512	468
	Insperity Inc.	17,127	463
*	First Advantage Corp.	38,696	455
*	Great Lakes Dredge & Dock Corp.	26,666	453
*	Vestis Corp.	56,355	443
	Barrett Business Services Inc.	14,988	437
	Quanex Building Products Corp.	23,931	430
*	Cantaloupe Inc.	39,796	430
*	BrightView Holdings Inc.	36,394	429
*	Limbach Holdings Inc.	5,413	422
*,1	PureCycle Technologies Inc.	80,716	419
	Cadre Holdings Inc.	13,114	402
*	Graham Corp.	5,076	401
*	Alliance Laundry Holdings Inc.	19,330	401
*	EquipmentShare.com Inc. Class A	19,333	394
	Myers Industries Inc.	18,163	385
*	BlackSky Technology Inc.	14,810	373
*	Montrose Environmental Group Inc.	16,810	368
	Preformed Line Products Co.	1,296	351
	Bel Fuse Inc. Class A	1,905	343
	Apogee Enterprises Inc.	10,054	337
*	Resolute Holdings Management Inc.	2,020	328
	Insteel Industries Inc.	9,592	322
*	York Space Systems Inc.	14,198	315

		Shares	Market Value ($000)
*	Transcat Inc.	4,253	312
*	Green Dot Corp. Class A	27,515	309
*	Janus International Group Inc.	59,665	307
	National Presto Industries Inc.	2,118	290
	Miller Industries Inc.	6,329	288
	Ennis Inc.	13,415	287
*	American Woodmark Corp.	7,168	285
	Heartland Express Inc.	27,292	284
	Cass Information Systems Inc.	6,170	272
	Kforce Inc.	9,156	268
*	LightPath Technologies Inc. Class A	26,322	264
*	Vishay Precision Group Inc.	6,042	262
	LSI Industries Inc.	13,908	259
	Park Aerospace Corp.	9,373	257
*	Voyager Technologies Inc. Class A	10,831	253
*	Power Solutions International Inc.	4,119	251
*	Energy Recovery Inc.	24,639	248
	FTAI Infrastructure Inc.	49,035	242
	Mesa Laboratories Inc.	2,715	240
	Marten Transport Ltd.	18,219	239
*	Satellogic Inc. Class A	43,758	238
*	Beta Technologies Inc. Class A	15,450	227
*	Manitowoc Co. Inc.	19,161	223
*	Orion Group Holdings Inc.	20,429	223
*	Bowman Consulting Group Ltd.	7,838	223
*	International Money Express Inc.	14,001	221
*	BlueLinx Holdings Inc.	3,968	215
	Columbus McKinnon Corp.	14,700	214
*	Custom Truck One Source Inc.	30,818	202
	Covenant Logistics Group Inc.	7,410	201
*	Cardinal Infrastructure Group Inc. Class A	4,964	197
*	Titan Machinery Inc.	11,692	195
*	Lightbridge Corp.	17,030	182
*	Titan International Inc.	26,196	181
*	CryoPort Inc.	20,974	174
	Luxfer Holdings plc	14,214	173
*	I3 Verticals Inc. Class A	7,669	171
	Willis Lease Finance Corp.	990	169
*	Byrna Technologies Inc.	18,123	166
*	Spire Global Inc.	13,166	166
*	Atlanticus Holdings Corp.	3,058	160
*	Mayville Engineering Co. Inc.	8,573	154
	Wabash National Corp.	17,782	153
	Park-Ohio Holdings Corp.	6,341	152
*	Cross Country Healthcare Inc.	15,919	150
*	Andersen Group Inc. Class A	5,502	150
*	FreightCar America Inc.	18,616	148
	Hyster-Yale Inc.	4,555	148
*	Forward Air Corp.	8,627	144
*	Aspen Aerogels Inc.	41,919	143
	Kelly Services Inc. Class A	16,061	142
*	Southland Holdings Inc.	106,060	138
*	Microvast Holdings Inc.	89,533	134
*	L B Foster Co. Class A	4,719	132
	Twin Disc Inc.	8,786	132
*	Mistras Group Inc.	8,854	131
*	Pattern Group Inc. Class A	10,451	130
*	Target Hospitality Corp.	13,790	128
*	Innovative Solutions & Support Inc.	6,189	127
*	Hudson Technologies Inc.	21,345	126
*	Frequency Electronics Inc.	2,850	126
*	Distribution Solutions Group Inc.	4,741	124
	Alight Inc. Class A	211,164	123
*	Richtech Robotics Inc. Class B	58,853	123
	Quad / Graphics Inc.	18,359	121
*	Velo3D Inc.	12,332	116
*	Paysign Inc.	19,571	115
*	Core Molding Technologies Inc.	5,108	114
	Karat Packaging Inc.	4,045	113
*	Strata Critical Medical Inc.	27,025	113

		Shares	Market Value ($000)
*	Acacia Research Corp.	23,183	112
*	Eve Holding Inc.	44,523	110
*	Hyliion Holdings Corp.	61,728	109
*	TSS Inc.	8,279	108
*	Concrete Pumping Holdings Inc.	14,940	107
*	3D Systems Corp.	55,905	105
*	AerSale Corp.	16,765	104
*	Sky Harbour Group Corp.	10,579	102
*	Gencor Industries Inc.	6,545	98
*	Radiant Logistics Inc.	13,691	97
*	Commercial Vehicle Group Inc.	27,624	94
*	Ranpak Holdings Corp.	26,360	94
*	M-Tron Industries Inc. (XASE)	1,330	89
*	Conduent Inc.	68,792	88
*	Proficient Auto Logistics Inc.	12,910	88
*	NeoVolta Inc.	25,063	77
*	Franklin Covey Co.	4,758	75
	Resources Connection Inc.	19,455	73
*,1	Virgin Galactic Holdings Inc.	30,211	73
	EVI Industries Inc.	3,388	70
	Information Services Group Inc.	17,814	68
	Espey Mfg. & Electronics Corp.	1,231	68
*	Priority Technology Holdings Inc.	14,318	68
*	Repay Holdings Corp.	25,395	66
*,1	Palladyne AI Corp.	10,870	66
*	TOMI Environmental Solutions Inc.	115,019	64
*,1	T3 Defense Inc.	88,506	63
*	Terrestrial Energy Inc.	10,428	63
*	TrueBlue Inc.	15,923	62
*	ZipRecruiter Inc. Class A	33,520	62
*	CEA Industries Inc.	20,438	60
	BGSF Inc.	8,582	56
*	AIRO Group Holdings Inc.	6,805	52
*	CPI Card Group Inc.	3,492	51
*	JELD-WEN Holding Inc.	40,265	50
*	RF Industries Ltd.	4,448	46
*	SKYX Platforms Corp.	41,323	46
*	Forrester Research Inc.	7,883	45
*	Taylor Devices Inc.	790	45
*	Research Solutions Inc.	18,808	43
*	Sidus Space Inc. Class A	17,556	41
	TaskUS Inc. Class A	5,949	40
	Eastern Co.	1,928	39
*	SoundThinking Inc.	5,845	39
*	DHI Group Inc.	12,669	36
*	Wrap Technologies Inc.	23,362	36
*	AEye Inc.	17,608	32
*	AirJoule Technologies Corp.	11,338	28
*	FG Nexus Inc.	5,556	28
*	Tecogen Inc.	8,681	22
*	Advantage Solutions Inc.	738	16
	Alta Equipment Group Inc.	2,798	15
*	Team Inc.	676	11
	HireQuest Inc.	970	10
*	Xos Inc.	150	—
			3,799,374
Other (0.0%)[3]
*,2	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,2	Aduro Biotech Inc. CVR	11,427	2
*,2	Ambit Biosciences Corp. CVR	29,736	—
*,1,2	Next Bridge Hydrocarbons Inc.	49,663	—
*,2	Carisma Therapeutics Inc. CVR	143,290	—
*,2	Magenta Therapeutics Inc. CVR	33,990	—
*,2	Neurogene Inc. CVR	4,286	—
*,2	Homology Medicines Inc. CVR	30,844	—
			5
Real Estate (2.4%)
	Welltower Inc.	336,433	66,516
	Prologis Inc.	446,364	59,000

		Shares	Market Value ($000)
	Equinix Inc.	47,353	46,417
	American Tower Corp.	224,949	38,822
	Digital Realty Trust Inc.	165,747	29,869
	Simon Property Group Inc.	149,119	27,815
	Realty Income Corp.	449,631	27,508
	Public Storage	75,915	20,564
*	CBRE Group Inc. Class A	144,400	19,560
	Ventas Inc.	228,534	18,690
	Crown Castle Inc.	210,155	17,088
	Iron Mountain Inc.	135,126	13,802
	Extra Space Storage Inc.	101,384	13,295
	VICI Properties Inc. (XNYS)	473,725	12,942
	AvalonBay Communities Inc.	67,880	11,088
	Equity Residential	173,133	10,241
	SBA Communications Corp.	51,912	8,935
	Weyerhaeuser Co.	346,996	8,477
*	CoStar Group Inc.	201,920	8,145
	Essex Property Trust Inc.	31,362	7,590
	Sun Communities Inc.	59,529	7,498
	WP Carey Inc.	108,789	7,393
	Kimco Realty Corp.	326,142	7,328
	Mid-America Apartment Communities Inc.	56,627	6,915
	Invitation Homes Inc.	277,555	6,897
*	Jones Lang LaSalle Inc.	22,494	6,845
	Regency Centers Corp.	88,137	6,668
	Host Hotels & Resorts Inc.	330,149	6,326
	Omega Healthcare Investors Inc.	141,912	6,219
	Gaming & Leisure Properties Inc.	129,516	5,747
	Equity LifeStyle Properties Inc.	90,155	5,628
	Healthpeak Properties Inc.	333,019	5,472
	UDR Inc.	159,642	5,393
	Lamar Advertising Co. Class A	42,080	5,330
	Camden Property Trust	49,682	4,852
	EastGroup Properties Inc.	25,872	4,789
	Federal Realty Investment Trust	41,508	4,409
	American Homes 4 Rent Class A	157,285	4,391
	Agree Realty Corp.	58,053	4,376
	Brixmor Property Group Inc.	147,093	4,236
	American Healthcare REIT Inc.	89,127	4,203
	CubeSmart	112,055	4,107
	BXP Inc.	76,632	3,977
	CareTrust REIT Inc.	107,223	3,930
	NNN REIT Inc.	91,986	3,866
	Alexandria Real Estate Equities Inc.	82,615	3,835
	First Industrial Realty Trust Inc.	65,270	3,776
	Rexford Industrial Realty Inc.	111,107	3,637
	STAG Industrial Inc.	92,183	3,324
*	Zillow Group Inc. Class C	79,884	3,306
	Rayonier Inc.	149,539	3,084
	Essential Properties Realty Trust Inc.	100,470	3,050
	Terreno Realty Corp.	49,384	3,033
	Healthcare Realty Trust Inc.	169,278	2,876
	Ryman Hospitality Properties Inc.	29,170	2,692
*	Compass Inc. Class A	343,090	2,508
	Macerich Co.	125,292	2,368
	Kite Realty Group Trust	96,394	2,366
	Sabra Health Care REIT Inc.	122,166	2,349
	HA Sustainable Infrastructure Capital Inc.	61,519	2,261
	Vornado Realty Trust	86,486	2,248
	Phillips Edison & Co. Inc.	59,475	2,226
	Millrose Properties Inc.	73,774	2,066
	Outfront Media Inc.	76,182	2,019
	Tanger Inc.	55,183	1,875
*	Opendoor Technologies Inc.	387,346	1,813
	Cousins Properties Inc.	79,464	1,794
	National Health Investors Inc.	21,875	1,769
	Independence Realty Trust Inc.	115,373	1,718
	EPR Properties	34,053	1,701
	COPT Defense Properties	54,949	1,681
	Broadstone Net Lease Inc.	90,450	1,653

		Shares	Market Value ($000)
	Kilroy Realty Corp.	56,401	1,591
	Americold Realty Trust Inc.	131,897	1,512
	DigitalBridge Group Inc.	89,216	1,376
*	Cushman & Wakefield Ltd.	110,617	1,356
	SL Green Realty Corp.	34,779	1,285
	St. Joe Co.	19,780	1,242
	National Storage Affiliates Trust	32,617	1,231
	Four Corners Property Trust Inc.	51,435	1,216
	LXP Industrial Trust	26,252	1,214
	Curbline Properties Corp.	46,866	1,209
	Urban Edge Properties	59,376	1,186
	Acadia Realty Trust	61,567	1,177
	InvenTrust Properties Corp.	38,414	1,170
*	Howard Hughes Holdings Inc.	18,305	1,158
	Apple Hospitality REIT Inc.	99,625	1,147
	Highwoods Properties Inc.	51,084	1,094
	Lineage Inc.	32,795	1,074
*	Zillow Group Inc. Class A	25,282	1,046
	Getty Realty Corp.	31,551	1,003
	Newmark Group Inc. Class A	66,717	1,000
[1]	Medical Properties Trust Inc.	213,657	989
	Global Net Lease Inc.	102,013	955
	Park Hotels & Resorts Inc.	83,217	876
	DiamondRock Hospitality Co.	92,660	868
	LTC Properties Inc.	23,065	857
	NETSTREIT Corp.	45,416	855
	Sunstone Hotel Investors Inc.	88,942	801
	Douglas Emmett Inc.	79,423	748
	Diversified Healthcare Trust	106,126	705
	Innovative Industrial Properties Inc.	13,937	699
	Veris Residential Inc.	36,200	683
	Pebblebrook Hotel Trust	52,833	667
	Xenia Hotels & Resorts Inc.	43,647	647
	Sila Realty Trust Inc.	27,106	642
	Smartstop Self Storage REIT Inc.	20,915	633
	Easterly Government Properties Inc.	26,354	565
	UMH Properties Inc.	37,313	538
	Kennedy-Wilson Holdings Inc.	49,361	534
	RLJ Lodging Trust	71,687	532
*	Janus Living Inc. Class A	21,762	513
	Centerspace	8,787	505
	American Assets Trust Inc.	23,012	424
*	Piedmont Realty Trust Inc.	60,395	397
	Whitestone REIT	24,083	389
	Safehold Inc.	28,260	382
	Peakstone Realty Trust REIT	17,879	374
	Empire State Realty Trust Inc. Class A	66,943	348
	JBG SMITH Properties	20,990	307
	Saul Centers Inc.	9,374	305
	CTO Realty Growth Inc.	15,689	290
	eXp World Holdings Inc.	46,602	279
	Marcus & Millichap Inc.	10,505	279
	Universal Health Realty Income Trust	6,631	268
	NexPoint Residential Trust Inc.	10,105	253
	Gladstone Commercial Corp.	21,342	244
	Summit Hotel Properties Inc.	54,946	243
	Postal Realty Trust Inc. Class A	13,002	241
	Brandywine Realty Trust	86,155	234
	Community Healthcare Trust Inc.	14,747	234
	AH Realty Trust Inc.	41,418	228
*	Forestar Group Inc.	9,188	225
	Alexander's Inc.	870	206
	CBL & Associates Properties Inc.	5,303	204
	Chatham Lodging Trust	24,812	195
*	Tejon Ranch Co.	10,322	194
	Gladstone Land Corp.	18,110	185
	One Liberty Properties Inc.	8,111	174
	Apartment Investment & Management Co. Class A	42,836	174
	FrontView REIT Inc.	11,095	172
	Industrial Logistics Properties Trust	27,535	156

		Shares	Market Value ($000)
	Chiron Real Estate Inc.	4,630	153
	Farmland Partners Inc.	13,085	147
*	Hudson Pacific Properties Inc.	24,604	145
*	FRP Holdings Inc.	6,382	140
*	Seaport Entertainment Group Inc.	4,945	106
	RMR Group Inc. Class A	6,703	104
	Braemar Hotels & Resorts Inc.	41,427	98
	Service Properties Trust	72,496	98
*	Maui Land & Pineapple Co. Inc.	6,316	97
	Alpine Income Property Trust Inc.	5,409	97
	SITE Centers Corp.	17,826	96
	Modiv Industrial Inc.	6,088	87
	NET Lease Office Properties	7,075	82
	Elme Communities	39,830	80
	Orion Properties Inc.	34,834	75
*	Douglas Elliman Inc.	42,189	69
*	Seritage Growth Properties Class A	21,810	61
*	RE / MAX Holdings Inc. Class A	10,246	59
*	Stratus Properties Inc.	1,938	59
*	Ashford Hospitality Trust Inc.	14,930	41
	Bluerock Homes Trust Inc.	2,283	26
*	Altisource Portfolio Solutions SA	3,606	23
	BRT Apartments Corp.	1,390	19
			718,852
Technology (36.2%)
	NVIDIA Corp.	11,124,516	1,940,116
	Apple Inc.	7,073,940	1,795,295
	Microsoft Corp.	3,578,255	1,324,563
	Alphabet Inc. Class A	2,800,262	805,243
	Broadcom Inc.	2,285,006	707,232
	Alphabet Inc. Class C	2,232,901	640,530
	Meta Platforms Inc. Class A	1,054,158	603,115
	Micron Technology Inc.	542,725	183,354
*	Advanced Micro Devices Inc.	786,180	159,933
*	Palantir Technologies Inc. Class A	1,048,776	153,415
	Applied Materials Inc.	382,403	130,702
	Lam Research Corp.	601,810	128,583
	Oracle Corp.	830,670	122,200
	International Business Machines Corp.	452,181	109,604
	KLA Corp.	63,157	92,993
	Texas Instruments Inc.	437,733	84,981
*	Intel Corp.	1,925,586	84,976
	Salesforce Inc.	429,525	80,179
	Amphenol Corp. Class A	592,701	74,888
	Analog Devices Inc.	235,302	74,859
	QUALCOMM Inc.	514,208	66,220
*	Palo Alto Networks Inc.	393,558	63,095
	Intuit Inc.	134,273	58,057
*	ServiceNow Inc.	504,920	52,789
	Corning Inc.	371,822	50,557
*	Adobe Inc.	198,064	48,145
*	AppLovin Corp. Class A	118,613	47,208
	Vertiv Holdings Co. Class A	184,179	46,152
*	Crowdstrike Holdings Inc. Class A	115,894	45,246
*	Sandisk Corp.	70,336	44,687
	Western Digital Corp.	163,923	44,340
	Marvell Technology Inc.	421,899	41,789
	Seagate Technology Holdings plc	105,409	41,295
*	Cadence Design Systems Inc.	132,630	36,854
*	Synopsys Inc.	92,123	36,525
*	Cloudflare Inc. Class A	145,113	29,943
	TE Connectivity plc	141,394	29,554
*	DoorDash Inc. Class A	167,531	25,155
*	Autodesk Inc.	102,022	24,424
	Monolithic Power Systems Inc.	22,258	24,336
	Dell Technologies Inc. Class C	144,450	23,709
*	Snowflake Inc.	156,363	23,583
*	Fortinet Inc.	284,404	23,242
	Teradyne Inc.	75,329	22,332

		Shares	Market Value ($000)
*	Coherent Corp.	90,166	21,478
*	Strategy Inc.	151,038	18,850
*	Datadog Inc. Class A	157,781	18,626
	Roper Technologies Inc.	49,453	17,499
	Microchip Technology Inc.	259,877	16,791
	Hewlett Packard Enterprise Co.	638,615	15,205
	Cognizant Technology Solutions Corp. Class A	229,755	14,095
*	Workday Inc. Class A	102,090	13,264
	Jabil Inc.	48,092	12,775
*	ON Semiconductor Corp.	189,431	11,730
	Qnity Electronics Inc.	100,912	11,643
*	Flex Ltd.	176,171	11,532
*	CoreWeave Inc. Class A	139,406	10,800
	VeriSign Inc.	39,670	9,852
*	Zoom Communications Inc.	121,221	9,745
	NetApp Inc. (XNGS)	93,144	9,537
	Leidos Holdings Inc.	60,631	9,429
*	Twilio Inc. Class A	72,856	9,167
*	MongoDB Inc.	37,240	9,115
*	Fabrinet	17,297	9,021
*	Everpure Inc. Class A	150,396	8,879
*	Reddit Inc. Class A	63,735	8,582
	Entegris Inc.	73,181	8,580
	HP Inc.	438,837	8,430
*	Akamai Technologies Inc.	71,467	8,208
*	PTC Inc.	57,009	8,123
*	F5 Inc.	27,082	7,836
*	Astera Labs Inc.	69,577	7,626
	CDW Corp.	61,883	7,489
*	Credo Technology Group Holding Ltd.	78,177	7,338
*	MACOM Technology Solutions Holdings Inc.	32,524	7,223
*	Tyler Technologies Inc.	20,574	7,044
*	Zscaler Inc.	49,912	7,002
	SS&C Technologies Holdings Inc.	98,699	6,669
*	Okta Inc.	81,407	6,408
*	Toast Inc. Class A	238,134	6,313
*	Guidewire Software Inc.	40,747	6,094
*	Lattice Semiconductor Corp.	65,632	6,088
	TD SYNNEX Corp.	35,324	5,960
*	CACI International Inc. Class A	10,885	5,920
	Advanced Energy Industries Inc.	18,148	5,857
*	HubSpot Inc.	23,996	5,857
*	Super Micro Computer Inc. (XNGS)	247,995	5,647
*	Atlassian Corp. Ltd. Class A	80,838	5,517
*	GoDaddy Inc. Class A	63,835	5,277
*	Dynatrace Inc.	142,456	5,268
*	Gartner Inc.	32,155	5,091
*	Nutanix Inc. Class A	129,603	4,926
	Gen Digital Inc. (XNGS)	260,467	4,905
*	Samsara Inc. Class A	154,399	4,893
*	Onto Innovation Inc.	23,838	4,888
*	Pinterest Inc. Class A	266,443	4,887
*	TTM Technologies Inc.	47,121	4,591
*	IonQ Inc.	158,489	4,569
*	Docusign Inc.	95,533	4,529
*	Rambus Inc.	51,571	4,437
	BitMine Immersion Technologies Inc.	218,743	4,327
	Skyworks Solutions Inc.	73,191	3,919
*	Manhattan Associates Inc.	28,844	3,840
*	Unity Software Inc.	168,434	3,695
*	FormFactor Inc.	37,898	3,676
*	SiTime Corp.	10,619	3,667
*	Arrow Electronics Inc.	25,315	3,630
*	Cirrus Logic Inc.	24,706	3,573
*	Procore Technologies Inc.	61,118	3,484
	Match Group Inc.	110,856	3,404
*	Semtech Corp.	44,217	3,400
*	Rubrik Inc. Class A	69,042	3,381
*	Silicon Laboratories Inc.	15,898	3,309
*	EPAM Systems Inc.	24,404	3,304

		Shares	Market Value ($000)
*	Sanmina Corp.	24,897	3,228
*	DigitalOcean Holdings Inc.	36,945	3,169
*	Qorvo Inc.	39,975	3,094
*	Maplebear Inc.	80,631	3,020
*	Applied Digital Corp.	114,303	2,714
	Paycom Software Inc.	22,094	2,685
*	Figma Inc. Class A	127,015	2,685
	Amkor Technology Inc.	59,224	2,667
*	Plexus Corp.	12,849	2,602
*	Terawulf Inc.	170,504	2,460
	Bentley Systems Inc. Class B	69,780	2,451
	Avnet Inc.	39,408	2,428
*	D-Wave Quantum Inc.	167,257	2,414
*	Cipher Digital Inc.	185,896	2,392
*	Snap Inc. Class A	507,433	2,334
*	Hut 8 Corp.	48,523	2,276
	KBR Inc.	61,440	2,265
*	JFrog Ltd.	47,946	2,250
*	Elastic NV	44,917	2,245
*	UiPath Inc. Class A	195,193	2,167
	Clear Secure Inc. Class A	43,765	2,119
*	Core Scientific Inc.	141,132	2,111
*	Rigetti Computing Inc.	149,043	2,093
*	Novanta Inc.	17,508	2,068
	Science Applications International Corp.	21,330	2,025
*	SentinelOne Inc. Class A	155,389	2,001
	Universal Display Corp.	21,766	1,995
	Pegasystems Inc.	45,400	1,932
*	Fastly Inc. Class A	65,305	1,898
*	ServiceTitan Inc. Class A	28,834	1,830
*	Allegro MicroSystems Inc.	57,527	1,814
	Dolby Laboratories Inc. Class A	29,063	1,746
*	Appfolio Inc. Class A	11,006	1,737
*	Commvault Systems Inc.	21,325	1,661
*	CCC Intelligent Solutions Holdings Inc.	271,532	1,629
*	Dropbox Inc. Class A	70,439	1,600
*	Qualys Inc.	18,106	1,591
*	Box Inc. Class A	65,207	1,542
*	Zeta Global Holdings Corp. Class A	95,852	1,526
*	Kyndryl Holdings Inc.	110,249	1,446
*	AXT Inc.	25,217	1,437
*	Life360 Inc.	35,208	1,437
*	Impinj Inc.	13,920	1,430
*	Workiva Inc.	23,856	1,423
*	nLight Inc.	24,900	1,420
*	Parsons Corp.	25,877	1,402
*	Diodes Inc.	20,346	1,389
*	Axcelis Technologies Inc.	14,880	1,385
*	Klaviyo Inc. Class A	71,129	1,384
*,1	SoundHound AI Inc. Class A	199,125	1,368
*	Gitlab Inc. Class A	63,180	1,367
*	IPG Photonics Corp.	11,890	1,362
	Power Integrations Inc.	26,091	1,336
*	Q2 Holdings Inc.	28,158	1,332
	RingCentral Inc. Class A	35,345	1,314
*	Synaptics Inc.	18,091	1,267
*	Cargurus Inc.	36,811	1,253
*	Ultra Clean Holdings Inc.	20,009	1,244
*	IAC Inc.	30,922	1,238
*	Varonis Systems Inc.	54,416	1,168
	CSG Systems International Inc.	14,286	1,142
	Adeia Inc.	47,459	1,140
*	Veeco Instruments Inc.	32,198	1,090
*	NetScout Systems Inc.	33,975	1,080
*	Cleanspark Inc.	126,603	1,077
*	DXC Technology Co.	85,536	1,075
*	Teradata Corp.	41,253	1,057
*	Tenable Holdings Inc.	61,213	1,035
*	Onestream Inc.	43,027	1,033
*	Photronics Inc.	25,428	1,028

		Shares	Market Value ($000)
	Vishay Intertechnology Inc.	57,039	1,027
*	SPS Commerce Inc.	18,147	1,010
*	Insight Enterprises Inc.	14,924	1,000
*	Ambarella Inc.	19,420	1,000
	ePlus Inc.	12,938	974
*	Alarm.com Holdings Inc.	22,425	969
*	Braze Inc. Class A	40,757	962
*	ACM Research Inc. Class A	24,225	953
	Benchmark Electronics Inc.	16,968	951
*	Xometry Inc. Class A	22,947	937
*	Freshworks Inc. Class A	115,180	925
*	BlackLine Inc.	24,929	922
*	Rogers Corp.	8,162	876
*	Agilysys Inc.	12,130	863
*	nCino Inc.	55,343	829
*	Navitas Semiconductor Corp.	94,483	829
	A10 Networks Inc.	35,570	822
*	Magnite Inc.	68,161	810
*	Blackbaud Inc.	20,862	805
*	Ziff Davis Inc.	18,655	783
*	Diebold Nixdorf Inc.	10,329	779
*	Trump Media & Technology Group Corp.	82,784	768
*	Quantum Computing Inc.	110,431	756
*	Ichor Holdings Ltd.	15,837	738
*	BigBear.ai Holdings Inc.	209,731	738
*	LiveRamp Holdings Inc.	27,466	728
*	Yelp Inc.	29,361	726
*	Intapp Inc.	27,498	706
*	NextNav Inc.	43,337	694
	Concentrix Corp.	25,119	687
*	AvePoint Inc.	70,928	675
*	MaxLinear Inc.	38,574	671
*	Cohu Inc.	21,774	667
*	DoubleVerify Holdings Inc.	66,255	629
*	ZoomInfo Technologies Inc.	103,304	618
*	Figure Technology Solutions Inc. Class A	16,787	570
*	Innodata Inc.	14,533	561
*	Five9 Inc.	36,070	547
*	Alkami Technology Inc.	34,143	535
	CTS Corp.	11,001	525
*	NCR Voyix Corp.	81,344	515
*	Ouster Inc.	27,691	509
*	PDF Solutions Inc.	15,460	506
*	C3.ai Inc. Class A	58,593	493
*	Aehr Test Systems	12,988	482
*	Progress Software Corp.	18,514	475
*	SEMrush Holdings Inc. Class A	39,291	469
*	SkyWater Technology Inc.	16,750	459
*	NIQ Global Intelligence plc	39,953	454
*	Penguin Solutions Inc.	25,193	443
*	Appian Corp. Class A	18,039	435
*,1	indie Semiconductor Inc. Class A	121,255	390
*	ScanSource Inc.	10,672	387
*	Vertex Inc. Class A	32,441	386
*	SailPoint Inc.	28,074	372
*	Navan Inc. Class A	28,084	372
*	Daktronics Inc.	18,619	364
	Ingram Micro Holding Corp.	15,391	359
*	Sprinklr Inc. Class A	59,708	358
*	Wolfspeed Inc. (XNYS)	21,280	347
	PC Connection Inc.	5,837	341
*	Schrodinger Inc.	26,408	300
*	Kimball Electronics Inc.	12,114	287
*	Mitek Systems Inc.	21,015	284
*	Amplitude Inc. Class A	41,491	283
	OneSpan Inc.	26,753	282
*	PagerDuty Inc.	43,077	268
*,1	Serve Robotics Inc.	31,445	265
*	Asana Inc. Class A	40,307	258
*	Alpha & Omega Semiconductor Ltd.	11,532	256

		Shares	Market Value ($000)
*	Bandwidth Inc. Class A	13,764	245
*	PAR Technology Corp.	18,047	241
*	Arteris Inc.	14,349	236
*,1	Rumble Inc.	44,549	227
*	CEVA Inc.	11,995	224
*	Consensus Cloud Solutions Inc.	9,129	217
*	Ambiq Micro Inc.	8,328	212
	Shutterstock Inc.	12,634	210
*	EverQuote Inc. Class A	13,409	207
*	Telos Corp.	47,801	200
*	Red Violet Inc.	5,763	199
*	Netskope Inc. Class A	23,087	196
*	Yext Inc.	50,855	195
*	Blend Labs Inc. Class A	111,878	190
*	N-able Inc.	40,551	189
*	Aeva Technologies Inc.	14,327	189
*	Grid Dynamics Holdings Inc.	32,477	185
*	NerdWallet Inc. Class A	17,834	185
	NVE Corp.	2,781	182
	Climb Global Solutions Inc.	9,064	180
*	Powerfleet Inc. NJ	57,183	176
*	Rapid7 Inc.	31,087	171
*	Kopin Corp.	73,258	165
*	Grindr Inc.	13,631	165
*	Nextdoor Holdings Inc.	115,517	162
*	eGain Corp.	19,510	154
*	Digital Turbine Inc.	53,058	153
*	Groupon Inc.	12,215	145
*	Sprout Social Inc. Class A	24,944	142
*	PubMatic Inc. Class A	17,178	141
*	Weave Communications Inc.	29,923	138
*	Bumble Inc. Class A	38,913	127
*	Cerence Inc.	18,602	117
*	Mediaalpha Inc. Class A	12,376	115
*	Angi Inc.	16,763	115
*	Ibotta Inc. Class A	3,661	110
*	Nortech Systems Inc.	9,049	110
	Methode Electronics Inc.	19,069	105
	Hackett Group Inc.	7,997	104
*	Everspin Technologies Inc.	11,872	104
*	SmartRent Inc.	68,966	103
*	Pixelworks Inc.	18,860	102
*,1	Nuburu Inc.	568,623	101
*	Asure Software Inc.	11,625	100
*	inTEST Corp.	7,321	100
*	LivePerson Inc.	39,046	100
*	Commerce.com Inc.	36,948	99
*	Smith Micro Software Inc.	137,382	99
*	1stdibs.com Inc.	17,422	96
*	Simulations Plus Inc.	7,757	92
	Immersion Corp.	16,646	91
*	Veritone Inc.	46,378	91
*	Via Transportation Inc. Class A	6,049	91
*	Rimini Street Inc.	27,558	90
*	One Stop Systems Inc.	11,905	90
*	Aeluma Inc.	6,692	88
*	Viant Technology Inc. Class A	7,806	87
	Xerox Holdings Corp.	61,784	80
*,1	Brand Engagement Network Inc.	2,020	77
*	Intellicheck Inc.	10,862	76
*	TON Strategy Co.	30,211	75
*	Datacentrex Inc.	33,657	72
*	Kaltura Inc.	58,140	71
*,1	Datavault AI Inc. (XNCM)	113,021	70
	Richardson Electronics Ltd.	6,173	68
*	Amtech Systems Inc.	5,730	67
*,1	MicroVision Inc.	104,855	67
*	Backblaze Inc. Class A	19,508	67
*	CS Disco Inc.	17,271	66
*	Blaize Holdings Inc.	33,726	61

		Shares	Market Value ($000)
*	Unisys Corp.	27,349	57
*	GSI Technology Inc.	11,028	57
*	TechTarget Inc.	13,982	54
*	Digimarc Corp.	10,311	51
*	Atomera Inc.	13,078	50
*	Domo Inc. Class B	15,911	49
*	Identiv Inc.	12,931	48
*	QuickLogic Corp.	5,100	48
	CSP Inc.	5,406	47
	ReposiTrak Inc.	5,875	45
*,1	Rackspace Technology Inc.	46,340	45
*	ON24 Inc.	5,591	45
*	Duos Technologies Group Inc.	6,427	44
*	Getty Images Holdings Inc.	53,615	43
*	KULR Technology Group Inc.	16,945	40
*	Rekor Systems Inc.	40,144	33
*	VirnetX Holding Corp.	2,409	33
*	Arena Group Holdings Inc.	14,860	32
*	Quantum Corp.	6,766	32
*	BTCS Inc.	20,877	29
*	WM Technology Inc.	41,877	28
*	Airship AI Holdings Inc.	12,346	28
*	Expensify Inc. Class A	28,100	24
*	Key Tronic Corp.	8,242	23
*	Inuvo Inc.	8,456	18
*	Vivid Seats Inc. Class A	2,095	12
*	Gloo Holdings Inc. Class A	1,787	9
*,1,2	Datavault AI Inc.	1,884	—
			10,962,688
Telecommunications (2.1%)
	Cisco Systems Inc.	1,712,759	132,893
	AT&T Inc.	3,370,832	97,720
	Verizon Communications Inc.	1,829,686	91,850
*	Arista Networks Inc.	514,685	63,193
	Comcast Corp. Class A	1,730,351	49,678
	T-Mobile US Inc.	212,330	44,596
	Motorola Solutions Inc.	79,863	34,658
*	Ciena Corp.	68,186	26,472
*	Lumentum Holdings Inc.	34,342	24,134
*,1	AST SpaceMobile Inc.	124,829	10,345
*,1	Charter Communications Inc. Class A	39,421	8,510
*	EchoStar Corp. Class A	64,134	7,508
*	Roku Inc.	62,317	5,896
	InterDigital Inc.	12,349	3,729
*	Viavi Solutions Inc.	110,261	3,670
*	Lumen Technologies Inc.	446,914	3,106
*	Applied Optoelectronics Inc.	34,304	2,902
*	Liberty Broadband Corp. Class C	56,184	2,826
*	Viasat Inc.	61,097	2,798
	Telephone & Data Systems Inc.	46,214	1,946
*	Vistance Networks Inc.	105,460	1,919
*	Globalstar Inc.	24,438	1,623
*	Calix Inc.	30,248	1,482
	Uniti Group Inc.	127,227	1,193
	Iridium Communications Inc.	40,919	1,135
*	Extreme Networks Inc.	61,601	929
*	Digi International Inc.	17,565	847
*	GCI Liberty Inc. Class C	17,122	637
*	ADTRAN Holdings Inc.	39,696	499
	IDT Corp. Class B	9,927	487
*	Lightwave Logic Inc.	65,611	461
*	Harmonic Inc.	48,447	435
	Cogent Communications Holdings Inc.	22,548	425
*	Liberty Broadband Corp. Class A	8,414	423
	Shenandoah Telecommunications Co.	25,385	392
	Array Digital Infrastructure Inc.	8,284	382
*	NETGEAR Inc.	13,060	285
*	Optimum Communications Inc. Class A	194,167	252
*	Cable One Inc.	2,375	217

		Shares	Market Value ($000)
*	Anterix Inc.	5,310	203
*	Ooma Inc.	13,218	192
*	Ribbon Communications Inc.	88,346	187
*	Clearfield Inc.	6,194	164
*	GCI Liberty Inc. Class A	3,931	145
*	Gogo Inc.	35,784	144
*	Xperi Inc.	24,570	138
	ATN International Inc.	4,873	133
*	fuboTV Inc. Class A	14,103	133
*	Aviat Networks Inc.	5,416	123
*	8x8 Inc.	72,629	121
*	BK Technologies Corp.	1,564	117
	Spok Holdings Inc.	8,369	91
*	Lantronix Inc.	17,211	90
*	KVH Industries Inc.	9,399	84
*	Inseego Corp.	6,265	70
*	Crexendo Inc.	9,728	60
*	Comtech Telecommunications Corp.	17,717	59
			634,707
Utilities (2.8%)
	NextEra Energy Inc.	1,004,545	93,302
	Southern Co.	530,767	51,230
	Duke Energy Corp.	375,593	49,180
	Waste Management Inc.	194,681	44,736
	Constellation Energy Corp.	148,943	41,592
	American Electric Power Co. Inc.	260,674	34,169
	Sempra	314,497	30,560
	Dominion Energy Inc.	423,115	26,157
	Entergy Corp.	218,290	24,527
	Vistra Corp.	162,470	24,424
	Exelon Corp.	488,149	23,929
	Xcel Energy Inc.	300,292	23,855
	Republic Services Inc.	96,903	21,224
	Waste Connections Inc. (XTSE)	123,021	19,984
	Consolidated Edison Inc.	173,523	19,639
	Public Service Enterprise Group Inc.	241,049	19,513
	WEC Energy Group Inc.	157,427	18,225
	PG&E Corp.	1,029,884	18,095
	NRG Energy Inc.	102,032	14,911
	Atmos Energy Corp.	79,649	14,713
	Ameren Corp.	133,462	14,670
	CenterPoint Energy Inc.	314,145	13,558
	Edison International	184,992	13,538
	FirstEnergy Corp.	263,081	13,328
	PPL Corp.	342,553	13,085
	American Water Works Co. Inc.	94,081	12,803
	Eversource Energy	181,049	12,543
	DTE Energy Co.	85,368	12,482
	CMS Energy Corp.	148,398	11,513
	NiSource Inc.	230,626	10,761
	Alliant Energy Corp.	123,972	8,896
	Evergy Inc.	105,281	8,625
*	Talen Energy Corp.	21,847	6,974
*	Clean Harbors Inc.	22,979	6,589
	Pinnacle West Capital Corp.	57,931	5,837
	Essential Utilities Inc.	133,092	5,360
	AES Corp.	344,122	4,849
	OGE Energy Corp.	98,365	4,718
	National Fuel Gas Co.	45,591	4,284
	UGI Corp.	104,231	3,796
	IDACORP Inc.	26,047	3,724
	Ormat Technologies Inc. (XNYS)	28,606	3,202
*	Oklo Inc.	63,821	3,165
	TXNM Energy Inc.	53,287	3,115
	Portland General Electric Co.	55,441	2,926
	Southwest Gas Holdings Inc.	32,692	2,841
	New Jersey Resources Corp.	47,005	2,581
	ONE Gas Inc.	29,699	2,558
	Black Hills Corp.	36,368	2,524

		Shares	Market Value ($000)
	Spire Inc.	27,349	2,476
*	Casella Waste Systems Inc. Class A	29,876	2,370
	MDU Resources Group Inc.	95,486	1,978
	Northwestern Energy Group Inc.	29,134	1,921
	Avista Corp.	38,696	1,553
	American States Water Co.	19,111	1,445
*	Sunrun Inc.	105,532	1,431
	Chesapeake Utilities Corp.	11,136	1,407
*	NuScale Power Corp.	129,209	1,401
	California Water Service Group	29,486	1,337
	MGE Energy Inc.	17,168	1,327
	Clearway Energy Inc. Class C	32,242	1,267
	H2O America	20,005	1,174
*	Hawaiian Electric Industries Inc.	76,867	1,141
	Clearway Energy Inc. Class A	28,244	1,106
	Northwest Natural Holding Co.	20,358	1,083
*	Enviri Corp.	33,568	659
	Excelerate Energy Inc. Class A	14,500	485
	Middlesex Water Co.	9,241	481
	Unitil Corp.	8,063	421
*,1	NANO Nuclear Energy Inc.	18,293	375
	Consolidated Water Co. Ltd.	8,036	266
*	Hallador Energy Co.	16,060	261
	York Water Co.	7,773	237
	Artesian Resources Corp. Class A	4,852	155
	Genie Energy Ltd. Class B	10,958	155
*	Cadiz Inc.	28,625	141
*	Net Power Inc.	78,402	122
*	Perma-Fix Environmental Services Inc.	9,152	98
*	Pure Cycle Corp.	9,164	92
*	ALT5 Sigma Corp.	58,081	64
	RGC Resources Inc.	2,841	63
*	Arq Inc.	16,504	42
*	Spruce Power Holding Corp.	7,862	32
			857,376
Total Common Stocks (Cost $8,538,261)			30,097,208
Rights (0.0%)
*	M-Tron Industries Inc. EXP. 4/15/2026 (Cost $—)	1,330	3
Warrants (0.0%)
*	Opendoor Technologies Inc. Exp. 11/20/2026 (XNGS)	1	—
*	Opendoor Technologies Inc. Exp. 11/20/2026	1	—
Total Warrants (Cost $—)			—
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[4,5]	Vanguard Market Liquidity Fund, 3.687% (Cost $185,697)	1,857,183	185,700
Total Investments (100.0%) (Cost $8,723,958)			30,282,911
Other Assets and Liabilities—Net (0.0%)			10,722
Net Assets (100%)			30,293,633
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,565.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $13,713 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2026	15	1,884	12
E-mini S&P 500 Index	June 2026	379	124,516	(1,355)
E-mini S&P Mid-Cap 400 Index	June 2026	30	10,190	97
				(1,246)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	5,408	(4.490)	176	—
Citigroup Inc.	8/31/2027	BANA	3,352	(4.380)	—	(34)
Global Payments Inc.	8/31/2026	BANA	352	(4.357)	—	(17)
Goldman Sachs Group Inc.	8/31/2027	BANA	6,198	(4.460)	26	—
JPMorgan Chase & Co.	8/31/2027	BANA	21,876	(4.435)	—	(109)
NetApp Inc.	8/31/2026	BANA	283	(4.313)	—	(9)
PayPal Holdings Inc.	8/31/2026	BANA	1,279	(4.466)	10	—
Raymond James Financial Inc.	2/1/2027	CITNA	120	(4.140)	1	—
VICI Properties Inc.	8/31/2026	BANA	1,118	(4.336)	28	—
Visa Inc. Class A	1/29/2027	JPMC	23,582	(3.900)	—	(1,023)
					241	(1,192)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	30,097,154	—	54	30,097,208
Rights	3	—	—	3
Warrants	—	—	—	—
Temporary Cash Investments	185,700	—	—	185,700
Total	30,282,857	—	54	30,282,911
Derivative Financial Instruments
Assets
Futures Contracts[1]	109	—	—	109
Swap Contracts	—	241	—	241
Total	109	241	—	350
Liabilities
Futures Contracts[1]	(1,355)	—	—	(1,355)
Swap Contracts	—	(1,192)	—	(1,192)
Total	(1,355)	(1,192)	—	(2,547)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.